Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Entity Central Index Key	0000756913
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000022349 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series III
Trading Symbol	JAHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series III/JAHGX)	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth Trust (Series III/JAHGX) returned 20.17% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, successfully navigating trade tensions and geopolitical volatility. U.S. equities advanced on robust large‑cap technology performance, though momentum slowed later in the year, while stocks in the U.K. and Japan benefited from supportive monetary and fiscal policies. Emerging markets led the rally with notable strength in South Korea, Taiwan, and China, whereas India remained relatively flat despite favorable macroeconomic conditions.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples sectors contributing most significantly.
Other strong performers | Returns from the communication services and consumer discretionary sectors were also positive.
Country allocation | Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The health care and real estate sectors were the largest detractors from overall results.
Country allocation | Holdings in Denmark and Australia were among the most notable detractors for the fund.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series III/JAHGX)	20.17%	13.35%	17.94%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,098,549,490
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,098,549,490
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	30.7%
Communication services	17.1%
Consumer discretionary	15.7%
Health care	11.0%
Industrials	9.2%
Financials	7.4%
Consumer staples	1.9%
Materials	1.8%
Energy	1.5%
Real estate	0.7%
Utilities	0.7%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022348 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series II
Trading Symbol	JAHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series II/JAHKX)	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth Trust (Series II/JAHKX) returned 19.73% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, successfully navigating trade tensions and geopolitical volatility. U.S. equities advanced on robust large‑cap technology performance, though momentum slowed later in the year, while stocks in the U.K. and Japan benefited from supportive monetary and fiscal policies. Emerging markets led the rally with notable strength in South Korea, Taiwan, and China, whereas India remained relatively flat despite favorable macroeconomic conditions.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples sectors contributing most significantly.
Other strong performers | Returns from the communication services and consumer discretionary sectors were also positive.
Country allocation | Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The health care and real estate sectors were the largest detractors from overall results.
Country allocation | Holdings in Denmark and Australia were among the most notable detractors for the fund.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series II/JAHKX)	19.73%	12.88%	17.46%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,098,549,490
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,098,549,490
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	30.7%
Communication services	17.1%
Consumer discretionary	15.7%
Health care	11.0%
Industrials	9.2%
Financials	7.4%
Consumer staples	1.9%
Materials	1.8%
Energy	1.5%
Real estate	0.7%
Utilities	0.7%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022347 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series I
Trading Symbol	JAHJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series I/JAHJX)	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth Trust (Series I/JAHJX) returned 19.81% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, successfully navigating trade tensions and geopolitical volatility. U.S. equities advanced on robust large‑cap technology performance, though momentum slowed later in the year, while stocks in the U.K. and Japan benefited from supportive monetary and fiscal policies. Emerging markets led the rally with notable strength in South Korea, Taiwan, and China, whereas India remained relatively flat despite favorable macroeconomic conditions.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples sectors contributing most significantly.
Other strong performers | Returns from the communication services and consumer discretionary sectors were also positive.
Country allocation | Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The health care and real estate sectors were the largest detractors from overall results.
Country allocation | Holdings in Denmark and Australia were among the most notable detractors for the fund.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series I/JAHJX)	19.81%	12.95%	17.53%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,098,549,490
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,098,549,490
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	30.7%
Communication services	17.1%
Consumer discretionary	15.7%
Health care	11.0%
Industrials	9.2%
Financials	7.4%
Consumer staples	1.9%
Materials	1.8%
Energy	1.5%
Real estate	0.7%
Utilities	0.7%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022351 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series I
Trading Symbol	JAHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series I/JAHLX)	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American International Trust (Series I/JAHLX) returned 26.14% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving investor confidence, with Germany driving growth through major infrastructure and defense spending. Equities in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets were the standout performers, driven by strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains, with financials, information technology, communication services and materials sectors contributing significantly.
Other positive performers | Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results.
Region allocation | Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns.
Regional allocation | Country-wise, Denmark was the most notable detractor on absolute results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series I/JAHLX)	26.14%	2.99%	6.59%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 388,059,676
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$388,059,676
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Financials	17.3%
Industrials	16.3%
Information technology	15.1%
Materials	12.4%
Communication services	9.6%
Consumer discretionary	9.0%
Health care	6.0%
Energy	5.6%
Consumer staples	4.5%
Utilities	2.8%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 9-11, 2025, the Board of Trustees of the Trust voted to recommend that the shareholders of the fund approve a reorganization, that is not expected to be a taxable event for contract owners, of the fund into Disciplined Value International Trust, also a series of the Trust. Shareholders of record as of February 6, 2026, are entitled to vote on the reorganization. A shareholder meeting is scheduled to be held on or about April 7, 2026. If approved by the fund’s shareholders, the reorganization is expected to occur as of the close of business on or about April 24, 2026.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022352 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series II
Trading Symbol	JAHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series II/JAHMX)	$88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American International Trust (Series II/JAHMX) returned 26.09% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving investor confidence, with Germany driving growth through major infrastructure and defense spending. Equities in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets were the standout performers, driven by strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains, with financials, information technology, communication services and materials sectors contributing significantly.
Other positive performers | Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results.
Region allocation | Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns.
Regional allocation | Country-wise, Denmark was the most notable detractor on absolute results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series II/JAHMX)	26.09%	2.88%	6.46%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 388,059,676
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$388,059,676
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Financials	17.3%
Industrials	16.3%
Information technology	15.1%
Materials	12.4%
Communication services	9.6%
Consumer discretionary	9.0%
Health care	6.0%
Energy	5.6%
Consumer staples	4.5%
Utilities	2.8%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 9-11, 2025, the Board of Trustees of the Trust voted to recommend that the shareholders of the fund approve a reorganization, that is not expected to be a taxable event for contract owners, of the fund into Disciplined Value International Trust, also a series of the Trust. Shareholders of record as of February 6, 2026, are entitled to vote on the reorganization. A shareholder meeting is scheduled to be held on or about April 7, 2026. If approved by the fund’s shareholders, the reorganization is expected to occur as of the close of business on or about April 24, 2026.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022353 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series III
Trading Symbol	JAHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series III/JAHPX)	$37	0.33%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American International Trust (Series III/JAHPX) returned 26.63% for the year ended December 31, 2025. Global equity markets posted strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving investor confidence, with Germany driving growth through major infrastructure and defense spending. Equities in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets were the standout performers, driven by strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains, with financials, information technology, communication services and materials sectors contributing significantly.
Other positive performers | Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results.
Region allocation | Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns.
Regional allocation | Country-wise, Denmark was the most notable detractor on absolute results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series III/JAHPX)	26.63%	3.35%	6.96%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 388,059,676
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$388,059,676
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Financials	17.3%
Industrials	16.3%
Information technology	15.1%
Materials	12.4%
Communication services	9.6%
Consumer discretionary	9.0%
Health care	6.0%
Energy	5.6%
Consumer staples	4.5%
Utilities	2.8%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 9-11, 2025, the Board of Trustees of the Trust voted to recommend that the shareholders of the fund approve a reorganization, that is not expected to be a taxable event for contract owners, of the fund into Disciplined Value International Trust, also a series of the Trust. Shareholders of record as of February 6, 2026, are entitled to vote on the reorganization. A shareholder meeting is scheduled to be held on or about April 7, 2026. If approved by the fund’s shareholders, the reorganization is expected to occur as of the close of business on or about April 24, 2026.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022354 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series NAV
Trading Symbol	JAEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series NAV/JAEDX)	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Trust (Series NAV/JAEDX) returned 18.57% for the year ended December 31, 2025. U.S. stocks rose in 2025 after a volatile start driven by concerns over President Trump’s proposed tariffs and their inflationary impact. Markets rebounded when the administration paused many of the tariffs and pursued new trade negotiations. Equities continued climbing as U.S.–China relations improved, corporate earnings remained strong, and investors favored AI and other high‑growth sectors. Additional support came from Congress passing stimulative tax measures and the U.S. Federal Reserve cutting interest rates three times despite elevated inflation.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | The communication services sector also contributed positively to absolute returns for the period, supported by gains in Alphabet, Inc.
Consumer discretionary | The consumer discretionary sector delivered positive absolute returns, with notable contribution from Carvana Company.
Industrials | The industrials sector added to absolute returns as well, led by robust results from General Electric Company.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from absolute performance, primarily due to weakness in The Procter & Gamble Company.
Energy | The energy sector also weighed on absolute returns for the period, with Schlumberger, Ltd. serving as the main detractor.
Materials | The materials sector had a modest negative impact on absolute returns, driven by underperformance from The Sherwin-Williams Company.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series NAV/JAEDX)	18.57%	11.76%	15.62%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,193,315,288
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 14,164,617
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,193,315,288
Total number of portfolio holdings	63
Total advisory fees paid (net)	$14,164,617
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.4%
Alphabet, Inc., Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Carvana Company	4.1%
Eli Lilly & Company	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	47.9%
Consumer discretionary	16.9%
Communication services	14.9%
Financials	8.1%
Health care	7.0%
Industrials	3.2%
Consumer staples	0.7%
Materials	0.6%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.4%
Alphabet, Inc., Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Carvana Company	4.1%
Eli Lilly & Company	3.1%
Tesla, Inc.	3.0%

C000022356 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series II
Trading Symbol	JADYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series II/JADYX)	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Trust (Series II/JADYX) returned 18.26% for the year ended December 31, 2025. U.S. stocks rose in 2025 after a volatile start driven by concerns over President Trump’s proposed tariffs and their inflationary impact. Markets rebounded when the administration paused many of the tariffs and pursued new trade negotiations. Equities continued climbing as U.S.–China relations improved, corporate earnings remained strong, and investors favored AI and other high‑growth sectors. Additional support came from Congress passing stimulative tax measures and the U.S. Federal Reserve cutting interest rates three times despite elevated inflation.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | The communication services sector also contributed positively to absolute returns for the period, supported by gains in Alphabet, Inc.
Consumer discretionary | The consumer discretionary sector delivered positive absolute returns, with notable contribution from Carvana Company.
Industrials | The industrials sector added to absolute returns as well, led by robust results from General Electric Company.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from absolute performance, primarily due to weakness in The Procter & Gamble Company.
Energy | The energy sector also weighed on absolute returns for the period, with Schlumberger, Ltd. serving as the main detractor.
Materials | The materials sector had a modest negative impact on absolute returns, driven by underperformance from The Sherwin-Williams Company.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series II/JADYX)	18.26%	11.48%	15.33%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,193,315,288
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 14,164,617
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,193,315,288
Total number of portfolio holdings	63
Total advisory fees paid (net)	$14,164,617
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.4%
Alphabet, Inc., Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Carvana Company	4.1%
Eli Lilly & Company	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	47.9%
Consumer discretionary	16.9%
Communication services	14.9%
Financials	8.1%
Health care	7.0%
Industrials	3.2%
Consumer staples	0.7%
Materials	0.6%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.4%
Alphabet, Inc., Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Carvana Company	4.1%
Eli Lilly & Company	3.1%
Tesla, Inc.	3.0%

C000022355 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series I
Trading Symbol	JADZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series I/JADZX)	$85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Trust (Series I/JADZX) returned 18.52% for the year ended December 31, 2025. U.S. stocks rose in 2025 after a volatile start driven by concerns over President Trump’s proposed tariffs and their inflationary impact. Markets rebounded when the administration paused many of the tariffs and pursued new trade negotiations. Equities continued climbing as U.S.–China relations improved, corporate earnings remained strong, and investors favored AI and other high‑growth sectors. Additional support came from Congress passing stimulative tax measures and the U.S. Federal Reserve cutting interest rates three times despite elevated inflation.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | The communication services sector also contributed positively to absolute returns for the period, supported by gains in Alphabet, Inc.
Consumer discretionary | The consumer discretionary sector delivered positive absolute returns, with notable contribution from Carvana Company.
Industrials | The industrials sector added to absolute returns as well, led by robust results from General Electric Company.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from absolute performance, primarily due to weakness in The Procter & Gamble Company.
Energy | The energy sector also weighed on absolute returns for the period, with Schlumberger, Ltd. serving as the main detractor.
Materials | The materials sector had a modest negative impact on absolute returns, driven by underperformance from The Sherwin-Williams Company.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series I/JADZX)	18.52%	11.71%	15.56%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,193,315,288
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 14,164,617
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,193,315,288
Total number of portfolio holdings	63
Total advisory fees paid (net)	$14,164,617
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.4%
Alphabet, Inc., Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Carvana Company	4.1%
Eli Lilly & Company	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	47.9%
Consumer discretionary	16.9%
Communication services	14.9%
Financials	8.1%
Health care	7.0%
Industrials	3.2%
Consumer staples	0.7%
Materials	0.6%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.4%
Alphabet, Inc., Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Carvana Company	4.1%
Eli Lilly & Company	3.1%
Tesla, Inc.	3.0%

C000117967 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series I
Trading Symbol	JFIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series I/JFIVX)	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
500 Index Trust (Series I/JFIVX) returned 17.52% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The financials and communication services sectors also added to absolute performance with holdings in JPMorgan Chase & Co. and Alphabet, Inc., respectively.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series I/JFIVX)	17.52%	14.06%	14.47%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 12,226,562,184
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 22,967,678
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$12,226,562,184
Total number of portfolio holdings	505
Total advisory fees paid (net)	$22,967,678
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Sector Composition
Information technology	33.8%
Financials	13.1%
Communication services	10.4%
Consumer discretionary	10.2%
Health care	9.4%
Industrials	8.0%
Consumer staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000117968 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series II
Trading Symbol	JAGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series II/JAGKX)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
500 Index Trust (Series II/JAGKX) returned 17.27% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The financials and communication services sectors also added to absolute performance with holdings in JPMorgan Chase & Co. and Alphabet, Inc., respectively.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series II/JAGKX)	17.27%	13.84%	14.24%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 12,226,562,184
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 22,967,678
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$12,226,562,184
Total number of portfolio holdings	505
Total advisory fees paid (net)	$22,967,678
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Sector Composition
Information technology	33.8%
Financials	13.1%
Communication services	10.4%
Consumer discretionary	10.2%
Health care	9.4%
Industrials	8.0%
Consumer staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022362 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series NAV
Trading Symbol	JAGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series NAV/JAGMX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
500 Index Trust (Series NAV/JAGMX) returned 17.57% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The financials and communication services sectors also added to absolute performance with holdings in JPMorgan Chase & Co. and Alphabet, Inc., respectively.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series NAV/JAGMX)	17.57%	14.12%	14.52%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 12,226,562,184
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 22,967,678
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$12,226,562,184
Total number of portfolio holdings	505
Total advisory fees paid (net)	$22,967,678
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Sector Composition
Information technology	33.8%
Financials	13.1%
Communication services	10.4%
Consumer discretionary	10.2%
Health care	9.4%
Industrials	8.0%
Consumer staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022366 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Growth Trust
Class Name	Series NAV
Trading Symbol	JAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series NAV/JAFGX)	$76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Trust (Series NAV/JAFGX) returned 20.76% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Top holdings | Positions in NVIDIA Corp. and Alphabet, Inc. contributed the most to the fund’s absolute performance.
Best performing sectors | The information technology and communication services sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Weakest holdings | Positions in Salesforce, Inc. and The Trade Desk, Inc. were the top detractors from the fund’s absolute performance.
Worst performing sectors | The consumer discretionary sector detracted the most from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Trust (Series NAV/JAFGX)	20.76%	11.77%	17.13%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 28, 2025
Net Assets	$ 744,455,310
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,171,648
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$744,455,310
Total number of portfolio holdings	41
Total advisory fees paid (net)	$4,171,648
Portfolio turnover rate	127%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.4%
Apple, Inc.	9.6%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	4.9%
Mastercard, Inc., Class A	3.8%
Eli Lilly & Company	3.7%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	49.2%
Consumer discretionary	13.2%
Financials	10.9%
Communication services	10.3%
Health care	7.6%
Industrials	2.3%
Consumer staples	2.1%
Energy	2.1%
Real estate	1.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.4%
Apple, Inc.	9.6%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	4.9%
Mastercard, Inc., Class A	3.8%
Eli Lilly & Company	3.7%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, Jennison Associates LLC was replaced by Wellington Management Company LLP as the fund’s subadvisor.
Prior to May 29, 2025, U.S. Growth Trust was known as Capital Appreciation Trust.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 29, 2025 whereby the annual rate is as follows: a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s investment process that begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. Securities considered for purchase by the subadvisor are attractive on a majority of certain metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Revisions), and have a positive catalyst such as accelerating earnings or revenue growth.
Additionally, effective May 28, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Exchange-traded funds risk and Liquidity risk. The following risks were removed from the “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Consumer discretionary sector risk; Credit and counterparty risk; Fixed-income securities risk; Initial public offerings; Master limited partnership (MLP) risk; Mortgage-backed and asset-backed securities risk; Repurchase agreements risk; Short sales risk; U.S. government agency obligations risk and Warrants risk.
At a special meeting of shareholders of the fund held on August 26, 2025, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on that date. In connection with this change, Non-diversified risk was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Name [Text Block]	Prior to May 29, 2025, U.S. Growth Trust was known as Capital Appreciation Trust.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 29, 2025 whereby the annual rate is as follows: a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets.

Material Fund Change Strategies [Text Block]
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s investment process that begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. Securities considered for purchase by the subadvisor are attractive on a majority of certain metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Revisions), and have a positive catalyst such as accelerating earnings or revenue growth.

Material Fund Change Risks Change [Text Block]
Additionally, effective May 28, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Exchange-traded funds risk and Liquidity risk. The following risks were removed from the “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Consumer discretionary sector risk; Credit and counterparty risk; Fixed-income securities risk; Initial public offerings; Master limited partnership (MLP) risk; Mortgage-backed and asset-backed securities risk; Repurchase agreements risk; Short sales risk; U.S. government agency obligations risk and Warrants risk.
At a special meeting of shareholders of the fund held on August 26, 2025, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on that date. In connection with this change, Non-diversified risk was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.

Material Fund Change Adviser [Text Block]
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, Jennison Associates LLC was replaced by Wellington Management Company LLP as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022368 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Growth Trust
Class Name	Series II
Trading Symbol	JAFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series II/JAFJX)	$104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Trust (Series II/JAFJX) returned 20.55% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Top holdings | Positions in NVIDIA Corp. and Alphabet, Inc. contributed the most to the fund’s absolute performance.
Best performing sectors | The information technology and communication services sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Weakest holdings | Positions in Salesforce, Inc. and The Trade Desk, Inc. were the top detractors from the fund’s absolute performance.
Worst performing sectors | The consumer discretionary sector detracted the most from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Trust (Series II/JAFJX)	20.55%	11.51%	16.84%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 28, 2025
Net Assets	$ 744,455,310
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,171,648
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$744,455,310
Total number of portfolio holdings	41
Total advisory fees paid (net)	$4,171,648
Portfolio turnover rate	127%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.4%
Apple, Inc.	9.6%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	4.9%
Mastercard, Inc., Class A	3.8%
Eli Lilly & Company	3.7%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	49.2%
Consumer discretionary	13.2%
Financials	10.9%
Communication services	10.3%
Health care	7.6%
Industrials	2.3%
Consumer staples	2.1%
Energy	2.1%
Real estate	1.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.4%
Apple, Inc.	9.6%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	4.9%
Mastercard, Inc., Class A	3.8%
Eli Lilly & Company	3.7%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, Jennison Associates LLC was replaced by Wellington Management Company LLP as the fund’s subadvisor.
Prior to May 29, 2025, U.S. Growth Trust was known as Capital Appreciation Trust.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 29, 2025 whereby the annual rate is as follows: a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s investment process that begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. Securities considered for purchase by the subadvisor are attractive on a majority of certain metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Revisions), and have a positive catalyst such as accelerating earnings or revenue growth.
Additionally, effective May 28, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Exchange-traded funds risk and Liquidity risk. The following risks were removed from the “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Consumer discretionary sector risk; Credit and counterparty risk; Fixed-income securities risk; Initial public offerings; Master limited partnership (MLP) risk; Mortgage-backed and asset-backed securities risk; Repurchase agreements risk; Short sales risk; U.S. government agency obligations risk and Warrants risk.
At a special meeting of shareholders of the fund held on August 26, 2025, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on that date. In connection with this change, Non-diversified risk was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Name [Text Block]	Prior to May 29, 2025, U.S. Growth Trust was known as Capital Appreciation Trust.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 29, 2025 whereby the annual rate is as follows: a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets.

Material Fund Change Strategies [Text Block]
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s investment process that begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. Securities considered for purchase by the subadvisor are attractive on a majority of certain metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Revisions), and have a positive catalyst such as accelerating earnings or revenue growth.

Material Fund Change Risks Change [Text Block]
Additionally, effective May 28, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Exchange-traded funds risk and Liquidity risk. The following risks were removed from the “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Consumer discretionary sector risk; Credit and counterparty risk; Fixed-income securities risk; Initial public offerings; Master limited partnership (MLP) risk; Mortgage-backed and asset-backed securities risk; Repurchase agreements risk; Short sales risk; U.S. government agency obligations risk and Warrants risk.
At a special meeting of shareholders of the fund held on August 26, 2025, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on that date. In connection with this change, Non-diversified risk was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.

Material Fund Change Adviser [Text Block]
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, Jennison Associates LLC was replaced by Wellington Management Company LLP as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022367 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Growth Trust
Class Name	Series I
Trading Symbol	JAFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Growth Trust, formerly Capital Appreciation Trust, (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series I/JAFHX)	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Trust (Series I/JAFHX) returned 20.60% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Top holdings | Positions in NVIDIA Corp. and Alphabet, Inc. contributed the most to the fund’s absolute performance.
Best performing sectors | The information technology and communication services sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Weakest holdings | Positions in Salesforce, Inc. and The Trade Desk, Inc. were the top detractors from the fund’s absolute performance.
Worst performing sectors | The consumer discretionary sector detracted the most from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Trust (Series I/JAFHX)	20.60%	11.70%	17.06%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 28, 2025
Net Assets	$ 744,455,310
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,171,648
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$744,455,310
Total number of portfolio holdings	41
Total advisory fees paid (net)	$4,171,648
Portfolio turnover rate	127%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.4%
Apple, Inc.	9.6%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	4.9%
Mastercard, Inc., Class A	3.8%
Eli Lilly & Company	3.7%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	3.0%

Sector Composition
Information technology	49.2%
Consumer discretionary	13.2%
Financials	10.9%
Communication services	10.3%
Health care	7.6%
Industrials	2.3%
Consumer staples	2.1%
Energy	2.1%
Real estate	1.8%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.4%
Apple, Inc.	9.6%
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	4.9%
Mastercard, Inc., Class A	3.8%
Eli Lilly & Company	3.7%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, Jennison Associates LLC was replaced by Wellington Management Company LLP as the fund’s subadvisor.
Prior to May 29, 2025, U.S. Growth Trust was known as Capital Appreciation Trust.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 29, 2025 whereby the annual rate is as follows: a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s investment process that begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. Securities considered for purchase by the subadvisor are attractive on a majority of certain metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Revisions), and have a positive catalyst such as accelerating earnings or revenue growth.
Additionally, effective May 28, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Exchange-traded funds risk and Liquidity risk. The following risks were removed from the “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Consumer discretionary sector risk; Credit and counterparty risk; Fixed-income securities risk; Initial public offerings; Master limited partnership (MLP) risk; Mortgage-backed and asset-backed securities risk; Repurchase agreements risk; Short sales risk; U.S. government agency obligations risk and Warrants risk.
At a special meeting of shareholders of the fund held on August 26, 2025, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on that date. In connection with this change, Non-diversified risk was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Name [Text Block]	Prior to May 29, 2025, U.S. Growth Trust was known as Capital Appreciation Trust.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective May 29, 2025 whereby the annual rate is as follows: a) 0.600% of the first $500 million of aggregate net assets; b) 0.550% of the next $1 billion of aggregate net assets; c) 0.530% of the excess over $1.5 billion of aggregate net assets.

Material Fund Change Strategies [Text Block]
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s investment process that begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. Securities considered for purchase by the subadvisor are attractive on a majority of certain metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Revisions), and have a positive catalyst such as accelerating earnings or revenue growth.

Material Fund Change Risks Change [Text Block]
Additionally, effective May 28, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Exchange-traded funds risk and Liquidity risk. The following risks were removed from the “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Consumer discretionary sector risk; Credit and counterparty risk; Fixed-income securities risk; Initial public offerings; Master limited partnership (MLP) risk; Mortgage-backed and asset-backed securities risk; Repurchase agreements risk; Short sales risk; U.S. government agency obligations risk and Warrants risk.
At a special meeting of shareholders of the fund held on August 26, 2025, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on that date. In connection with this change, Non-diversified risk was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.

Material Fund Change Adviser [Text Block]
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, Jennison Associates LLC was replaced by Wellington Management Company LLP as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022399 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series I
Trading Symbol	JAEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series I/JAEGX)	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Trust (Series I/JAEGX) returned 14.39% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed in absolute performance driven by Citigroup, Inc.
Industrials | The industrials sector also contributed in absolute terms driven by General Electric Company.
Information technology | The information technology sector contributed by posting positive absolute returns for the period driven by Samsung Electronics Company, Ltd.
TOP PERFORMANCE DETRACTORS
Materials | Materials detracted from absolute performance dragged down by International Paper Company.
Real estate | The real estate sector also detracted by posting negative absolute returns for the period dragged down by Weyerhaeuser Company.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series I/JAEGX)	14.39%	11.10%	10.47%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 866,320,388
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 5,964,586
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$866,320,388
Total number of portfolio holdings	128
Total advisory fees paid (net)	$5,964,586
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Qualcomm, Inc.	2.1%
Citigroup, Inc.	2.1%
MetLife, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	2.0%
The Charles Schwab Corp.	1.9%
The Southern Company	1.9%
Bank of America Corp.	1.7%
L3Harris Technologies, Inc.	1.5%
Samsung Electronics Company, Ltd.	1.5%

Sector Composition
Financials	22.9%
Industrials	14.2%
Health care	13.4%
Information technology	10.2%
Energy	8.4%
Consumer staples	6.8%
Communication services	6.7%
Utilities	6.0%
Consumer discretionary	4.2%
Real estate	3.5%
Materials	2.9%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Qualcomm, Inc.	2.1%
Citigroup, Inc.	2.1%
MetLife, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	2.0%
The Charles Schwab Corp.	1.9%
The Southern Company	1.9%
Bank of America Corp.	1.7%
L3Harris Technologies, Inc.	1.5%
Samsung Electronics Company, Ltd.	1.5%

C000022400 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series II
Trading Symbol	JAEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series II/JAEFX)	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Trust (Series II/JAEFX) returned 14.18% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed in absolute performance driven by Citigroup, Inc.
Industrials | The industrials sector also contributed in absolute terms driven by General Electric Company.
Information technology | The information technology sector contributed by posting positive absolute returns for the period driven by Samsung Electronics Company, Ltd.
TOP PERFORMANCE DETRACTORS
Materials | Materials detracted from absolute performance dragged down by International Paper Company.
Real estate | The real estate sector also detracted by posting negative absolute returns for the period dragged down by Weyerhaeuser Company.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series II/JAEFX)	14.18%	10.88%	10.25%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 866,320,388
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 5,964,586
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$866,320,388
Total number of portfolio holdings	128
Total advisory fees paid (net)	$5,964,586
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Qualcomm, Inc.	2.1%
Citigroup, Inc.	2.1%
MetLife, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	2.0%
The Charles Schwab Corp.	1.9%
The Southern Company	1.9%
Bank of America Corp.	1.7%
L3Harris Technologies, Inc.	1.5%
Samsung Electronics Company, Ltd.	1.5%

Sector Composition
Financials	22.9%
Industrials	14.2%
Health care	13.4%
Information technology	10.2%
Energy	8.4%
Consumer staples	6.8%
Communication services	6.7%
Utilities	6.0%
Consumer discretionary	4.2%
Real estate	3.5%
Materials	2.9%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Qualcomm, Inc.	2.1%
Citigroup, Inc.	2.1%
MetLife, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	2.0%
The Charles Schwab Corp.	1.9%
The Southern Company	1.9%
Bank of America Corp.	1.7%
L3Harris Technologies, Inc.	1.5%
Samsung Electronics Company, Ltd.	1.5%

C000022398 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series NAV
Trading Symbol	JAEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series NAV/JAEEX)	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Trust (Series NAV/JAEEX) returned 14.42% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed in absolute performance driven by Citigroup, Inc.
Industrials | The industrials sector also contributed in absolute terms driven by General Electric Company.
Information technology | The information technology sector contributed by posting positive absolute returns for the period driven by Samsung Electronics Company, Ltd.
TOP PERFORMANCE DETRACTORS
Materials | Materials detracted from absolute performance dragged down by International Paper Company.
Real estate | The real estate sector also detracted by posting negative absolute returns for the period dragged down by Weyerhaeuser Company.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series NAV/JAEEX)	14.42%	11.15%	10.52%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 866,320,388
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 5,964,586
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$866,320,388
Total number of portfolio holdings	128
Total advisory fees paid (net)	$5,964,586
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Qualcomm, Inc.	2.1%
Citigroup, Inc.	2.1%
MetLife, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	2.0%
The Charles Schwab Corp.	1.9%
The Southern Company	1.9%
Bank of America Corp.	1.7%
L3Harris Technologies, Inc.	1.5%
Samsung Electronics Company, Ltd.	1.5%

Sector Composition
Financials	22.9%
Industrials	14.2%
Health care	13.4%
Information technology	10.2%
Energy	8.4%
Consumer staples	6.8%
Communication services	6.7%
Utilities	6.0%
Consumer discretionary	4.2%
Real estate	3.5%
Materials	2.9%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Qualcomm, Inc.	2.1%
Citigroup, Inc.	2.1%
MetLife, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	2.0%
The Charles Schwab Corp.	1.9%
The Southern Company	1.9%
Bank of America Corp.	1.7%
L3Harris Technologies, Inc.	1.5%
Samsung Electronics Company, Ltd.	1.5%

C000022402 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series NAV
Trading Symbol	JAFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series NAV/JAFNX)	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Trust (Series NAV/JAFNX) returned 12.11% for the year ended December 31, 2025. Stocks strengthened as late year interest rate cuts, solid corporate earnings, and continued enthusiasm for artificial intelligence related companies supported market gains. Financial institutions and regional banks managed credit and funding cost pressures—especially from commercial real estate—while benefiting from stabilizing deposits and an improving operating environment.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | This multinational investment bank and financial services company was the largest contributor to absolute performance.
Other portfolio holdings | JPMorgan Chase & Co., NNGroup NV, and Wells Fargo & Company also contributed positively to the fund’s overall performance.
TOP PERFORMANCE DETRACTORS
Fiserv, Inc. | This global fintech and payments company with solutions for banking was the largest detractor to absolute performance.
Other portfolio holdings | Apollo Global Management, Inc. and KKR & Company, Inc. also detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series NAV/JAFNX)	12.11%	11.49%	10.60%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Financials Index	15.02%	15.27%	13.18%
Lipper Financial Services Index	15.70%	15.44%	12.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,625,766
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,067,883
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$139,625,766
Total number of portfolio holdings	42
Total advisory fees paid (net)	$1,067,883
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.5%
Bank of America Corp.	4.4%
Citizens Financial Group, Inc.	4.3%
Capital One Financial Corp.	4.2%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	4.2%
The Charles Schwab Corp.	3.5%
Columbia Banking System, Inc.	3.4%
Visa, Inc., Class A	3.3%
Regions Financial Corp.	3.2%

Industry Composition
Banks	51.8%
Capital markets	20.7%
Insurance	14.7%
Consumer finance	6.6%
Financial services	5.3%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.5%
Bank of America Corp.	4.4%
Citizens Financial Group, Inc.	4.3%
Capital One Financial Corp.	4.2%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	4.2%
The Charles Schwab Corp.	3.5%
Columbia Banking System, Inc.	3.4%
Visa, Inc., Class A	3.3%
Regions Financial Corp.	3.2%

C000022404 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series II
Trading Symbol	JEFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series II/JEFCX)	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Trust (Series II/JEFCX) returned 11.82% for the year ended December 31, 2025. Stocks strengthened as late year interest rate cuts, solid corporate earnings, and continued enthusiasm for artificial intelligence related companies supported market gains. Financial institutions and regional banks managed credit and funding cost pressures—especially from commercial real estate—while benefiting from stabilizing deposits and an improving operating environment.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | This multinational investment bank and financial services company was the largest contributor to absolute performance.
Other portfolio holdings | JPMorgan Chase & Co., NNGroup NV, and Wells Fargo & Company also contributed positively to the fund’s overall performance.
TOP PERFORMANCE DETRACTORS
Fiserv, Inc. | This global fintech and payments company with solutions for banking was the largest detractor to absolute performance.
Other portfolio holdings | Apollo Global Management, Inc. and KKR & Company, Inc. also detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series II/JEFCX)	11.82%	11.21%	10.32%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Financials Index	15.02%	15.27%	13.18%
Lipper Financial Services Index	15.70%	15.44%	12.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,625,766
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,067,883
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$139,625,766
Total number of portfolio holdings	42
Total advisory fees paid (net)	$1,067,883
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.5%
Bank of America Corp.	4.4%
Citizens Financial Group, Inc.	4.3%
Capital One Financial Corp.	4.2%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	4.2%
The Charles Schwab Corp.	3.5%
Columbia Banking System, Inc.	3.4%
Visa, Inc., Class A	3.3%
Regions Financial Corp.	3.2%

Industry Composition
Banks	51.8%
Capital markets	20.7%
Insurance	14.7%
Consumer finance	6.6%
Financial services	5.3%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.5%
Bank of America Corp.	4.4%
Citizens Financial Group, Inc.	4.3%
Capital One Financial Corp.	4.2%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	4.2%
The Charles Schwab Corp.	3.5%
Columbia Banking System, Inc.	3.4%
Visa, Inc., Class A	3.3%
Regions Financial Corp.	3.2%

C000022403 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series I
Trading Symbol	JEFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series I/JEFSX)	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Trust (Series I/JEFSX) returned 12.00% for the year ended December 31, 2025. Stocks strengthened as late year interest rate cuts, solid corporate earnings, and continued enthusiasm for artificial intelligence related companies supported market gains. Financial institutions and regional banks managed credit and funding cost pressures—especially from commercial real estate—while benefiting from stabilizing deposits and an improving operating environment.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | This multinational investment bank and financial services company was the largest contributor to absolute performance.
Other portfolio holdings | JPMorgan Chase & Co., NNGroup NV, and Wells Fargo & Company also contributed positively to the fund’s overall performance.
TOP PERFORMANCE DETRACTORS
Fiserv, Inc. | This global fintech and payments company with solutions for banking was the largest detractor to absolute performance.
Other portfolio holdings | Apollo Global Management, Inc. and KKR & Company, Inc. also detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series I/JEFSX)	12.00%	11.44%	10.54%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Financials Index	15.02%	15.27%	13.18%
Lipper Financial Services Index	15.70%	15.44%	12.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 139,625,766
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,067,883
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$139,625,766
Total number of portfolio holdings	42
Total advisory fees paid (net)	$1,067,883
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.5%
Bank of America Corp.	4.4%
Citizens Financial Group, Inc.	4.3%
Capital One Financial Corp.	4.2%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	4.2%
The Charles Schwab Corp.	3.5%
Columbia Banking System, Inc.	3.4%
Visa, Inc., Class A	3.3%
Regions Financial Corp.	3.2%

Industry Composition
Banks	51.8%
Capital markets	20.7%
Insurance	14.7%
Consumer finance	6.6%
Financial services	5.3%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.5%
Bank of America Corp.	4.4%
Citizens Financial Group, Inc.	4.3%
Capital One Financial Corp.	4.2%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	4.2%
The Charles Schwab Corp.	3.5%
Columbia Banking System, Inc.	3.4%
Visa, Inc., Class A	3.3%
Regions Financial Corp.	3.2%

C000022411 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series I
Trading Symbol	JEFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series I/JEFGX)	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Trust (Series I/JEFGX) returned 18.13% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period and was led by holdings in ING Groep NV and Wells Fargo & Company.
Information technology | The information technology sector also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and materials sectors were other contributing sectors to absolute performance and were led by L3Harris Technologies, Inc. and CRH PLC, respectively.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | There were no meaningful detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series I/JEFGX)	18.13%	10.12%	8.34%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Value Index	20.79%	11.35%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 300,694,650
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,334,505
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$300,694,650
Total number of portfolio holdings	66
Total advisory fees paid (net)	$2,334,505
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.9%
McKesson Corp.	2.8%
ING Groep NV	2.7%
CRH PLC	2.5%
Citigroup, Inc.	2.5%
Wells Fargo & Company	2.4%
Bank of America Corp.	2.3%
Deutsche Bank AG	2.3%
CSX Corp.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.2%

Sector Composition
Financials	24.7%
Industrials	16.8%
Information technology	10.5%
Health care	9.5%
Consumer discretionary	9.3%
Materials	8.4%
Communication services	5.4%
Consumer staples	5.3%
Energy	4.6%
Utilities	3.6%
Real estate	1.0%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	2.9%
McKesson Corp.	2.8%
ING Groep NV	2.7%
CRH PLC	2.5%
Citigroup, Inc.	2.5%
Wells Fargo & Company	2.4%
Bank of America Corp.	2.3%
Deutsche Bank AG	2.3%
CSX Corp.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.2%

C000022412 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series II
Trading Symbol	JAJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series II/JAJFX)	$123	1.13%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Trust (Series II/JAJFX) returned 17.91% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period and was led by holdings in ING Groep NV and Wells Fargo & Company.
Information technology | The information technology sector also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and materials sectors were other contributing sectors to absolute performance and were led by L3Harris Technologies, Inc. and CRH PLC, respectively.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | There were no meaningful detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series II/JAJFX)	17.91%	9.89%	8.13%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Value Index	20.79%	11.35%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 300,694,650
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,334,505
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$300,694,650
Total number of portfolio holdings	66
Total advisory fees paid (net)	$2,334,505
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.9%
McKesson Corp.	2.8%
ING Groep NV	2.7%
CRH PLC	2.5%
Citigroup, Inc.	2.5%
Wells Fargo & Company	2.4%
Bank of America Corp.	2.3%
Deutsche Bank AG	2.3%
CSX Corp.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.2%

Sector Composition
Financials	24.7%
Industrials	16.8%
Information technology	10.5%
Health care	9.5%
Consumer discretionary	9.3%
Materials	8.4%
Communication services	5.4%
Consumer staples	5.3%
Energy	4.6%
Utilities	3.6%
Real estate	1.0%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	2.9%
McKesson Corp.	2.8%
ING Groep NV	2.7%
CRH PLC	2.5%
Citigroup, Inc.	2.5%
Wells Fargo & Company	2.4%
Bank of America Corp.	2.3%
Deutsche Bank AG	2.3%
CSX Corp.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.2%

C000022410 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series NAV
Trading Symbol	JAJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series NAV/JAJGX)	$96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Trust (Series NAV/JAJGX) returned 18.20% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period and was led by holdings in ING Groep NV and Wells Fargo & Company.
Information technology | The information technology sector also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and materials sectors were other contributing sectors to absolute performance and were led by L3Harris Technologies, Inc. and CRH PLC, respectively.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | There were no meaningful detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series NAV/JAJGX)	18.20%	10.17%	8.39%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Value Index	20.79%	11.35%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 300,694,650
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,334,505
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$300,694,650
Total number of portfolio holdings	66
Total advisory fees paid (net)	$2,334,505
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.9%
McKesson Corp.	2.8%
ING Groep NV	2.7%
CRH PLC	2.5%
Citigroup, Inc.	2.5%
Wells Fargo & Company	2.4%
Bank of America Corp.	2.3%
Deutsche Bank AG	2.3%
CSX Corp.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.2%

Sector Composition
Financials	24.7%
Industrials	16.8%
Information technology	10.5%
Health care	9.5%
Consumer discretionary	9.3%
Materials	8.4%
Communication services	5.4%
Consumer staples	5.3%
Energy	4.6%
Utilities	3.6%
Real estate	1.0%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	2.9%
McKesson Corp.	2.8%
ING Groep NV	2.7%
CRH PLC	2.5%
Citigroup, Inc.	2.5%
Wells Fargo & Company	2.4%
Bank of America Corp.	2.3%
Deutsche Bank AG	2.3%
CSX Corp.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.2%

C000022442 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series NAV
Trading Symbol	JAFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series NAV/JAFMX)	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Health Sciences Trust (Series NAV/JAFMX) returned 19.53% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Biotechnolgy | The biotechnology industry contributed to absolute performance driven by Insmed, Inc.
Pharmaceuticals | Pharmaceuticals aided absolute performance driven by Eli Lilly & Company.
Life sciences | The life sciences industry also contributed by posting positive absolute returns for the period driven by Thermo Fisher Scientific, Inc.
TOP PERFORMANCE DETRACTORS
Services | The services industry detracted by posting negative absolute returns for the period driven by UnitedHealth Group, Inc.
Consumer nondurables | The consumer nondurables industry also detracted from absolute performance driven by Monopar Therapeutics, Inc.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series NAV/JAFMX)	19.53%	4.19%	8.75%
S&P 500 Index	17.88%	14.42%	14.82%
Lipper Health/Biotechnology Index	22.02%	3.26%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 246,135,019
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 1,815,811
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$246,135,019
Total number of portfolio holdings	171
Total advisory fees paid (net)	$1,815,811
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.4%
Intuitive Surgical, Inc.	4.5%
Thermo Fisher Scientific, Inc.	4.3%
Argenx SE, ADR	3.9%
Stryker Corp.	3.6%
UnitedHealth Group, Inc.	3.3%
AstraZeneca PLC, ADR	2.8%
AbbVie, Inc.	2.8%
Danaher Corp.	2.8%
Regeneron Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	42.9%
Pharmaceuticals	22.0%
Health care equipment and supplies	13.2%
Health care providers and services	12.4%
Life sciences tools and services	8.8%
Health care technology	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	12.4%
Intuitive Surgical, Inc.	4.5%
Thermo Fisher Scientific, Inc.	4.3%
Argenx SE, ADR	3.9%
Stryker Corp.	3.6%
UnitedHealth Group, Inc.	3.3%
AstraZeneca PLC, ADR	2.8%
AbbVie, Inc.	2.8%
Danaher Corp.	2.8%
Regeneron Pharmaceuticals, Inc.	2.6%

C000022444 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series II
Trading Symbol	JAFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series II/JAFKX)	$132	1.20%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Health Sciences Trust (Series II/JAFKX) returned 19.22% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Biotechnolgy | The biotechnology industry contributed to absolute performance driven by Insmed, Inc.
Pharmaceuticals | Pharmaceuticals aided absolute performance driven by Eli Lilly & Company.
Life sciences | The life sciences industry also contributed by posting positive absolute returns for the period driven by Thermo Fisher Scientific, Inc.
TOP PERFORMANCE DETRACTORS
Services | The services industry detracted by posting negative absolute returns for the period driven by UnitedHealth Group, Inc.
Consumer nondurables | The consumer nondurables industry also detracted from absolute performance driven by Monopar Therapeutics, Inc.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series II/JAFKX)	19.22%	3.94%	8.48%
S&P 500 Index	17.88%	14.42%	14.82%
Lipper Health/Biotechnology Index	22.02%	3.26%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 246,135,019
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 1,815,811
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$246,135,019
Total number of portfolio holdings	171
Total advisory fees paid (net)	$1,815,811
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.4%
Intuitive Surgical, Inc.	4.5%
Thermo Fisher Scientific, Inc.	4.3%
Argenx SE, ADR	3.9%
Stryker Corp.	3.6%
UnitedHealth Group, Inc.	3.3%
AstraZeneca PLC, ADR	2.8%
AbbVie, Inc.	2.8%
Danaher Corp.	2.8%
Regeneron Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	42.9%
Pharmaceuticals	22.0%
Health care equipment and supplies	13.2%
Health care providers and services	12.4%
Life sciences tools and services	8.8%
Health care technology	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	12.4%
Intuitive Surgical, Inc.	4.5%
Thermo Fisher Scientific, Inc.	4.3%
Argenx SE, ADR	3.9%
Stryker Corp.	3.6%
UnitedHealth Group, Inc.	3.3%
AstraZeneca PLC, ADR	2.8%
AbbVie, Inc.	2.8%
Danaher Corp.	2.8%
Regeneron Pharmaceuticals, Inc.	2.6%

C000022443 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series I
Trading Symbol	JEHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series I/JEHSX)	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Health Sciences Trust (Series I/JEHSX) returned 19.49% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing, beginning with a September rate cut.
TOP PERFORMANCE CONTRIBUTORS
Biotechnolgy | The biotechnology industry contributed to absolute performance driven by Insmed, Inc.
Pharmaceuticals | Pharmaceuticals aided absolute performance driven by Eli Lilly & Company.
Life sciences | The life sciences industry also contributed by posting positive absolute returns for the period driven by Thermo Fisher Scientific, Inc.
TOP PERFORMANCE DETRACTORS
Services | The services industry detracted by posting negative absolute returns for the period driven by UnitedHealth Group, Inc.
Consumer nondurables | The consumer nondurables industry also detracted from absolute performance driven by Monopar Therapeutics, Inc.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series I/JEHSX)	19.49%	4.15%	8.70%
S&P 500 Index	17.88%	14.42%	14.82%
Lipper Health/Biotechnology Index	22.02%	3.26%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 246,135,019
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 1,815,811
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$246,135,019
Total number of portfolio holdings	171
Total advisory fees paid (net)	$1,815,811
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.4%
Intuitive Surgical, Inc.	4.5%
Thermo Fisher Scientific, Inc.	4.3%
Argenx SE, ADR	3.9%
Stryker Corp.	3.6%
UnitedHealth Group, Inc.	3.3%
AstraZeneca PLC, ADR	2.8%
AbbVie, Inc.	2.8%
Danaher Corp.	2.8%
Regeneron Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	42.9%
Pharmaceuticals	22.0%
Health care equipment and supplies	13.2%
Health care providers and services	12.4%
Life sciences tools and services	8.8%
Health care technology	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	12.4%
Intuitive Surgical, Inc.	4.5%
Thermo Fisher Scientific, Inc.	4.3%
Argenx SE, ADR	3.9%
Stryker Corp.	3.6%
UnitedHealth Group, Inc.	3.3%
AstraZeneca PLC, ADR	2.8%
AbbVie, Inc.	2.8%
Danaher Corp.	2.8%
Regeneron Pharmaceuticals, Inc.	2.6%

C000022475 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series I
Trading Symbol	JAHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series I/JAHQX)	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth-Income Trust (Series I/JAHQX) returned 17.65% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors contributed positively to fund results, with information technology, industrials and communication services sectors being particularly impactful.
Financials | Financials sector posted positive returns, although they lagged the overall portfolio.
Consumer staples | Consumer staples sector also added to absolute returns but represented a relatively small portion of fund's holdings.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The materials and utilities sectors had negative returns and detracted from overall results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series I/JAHQX)	17.65%	13.48%	13.50%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,002,540,190
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,002,540,190
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	31.3%
Industrials	13.6%
Financials	12.0%
Consumer discretionary	10.0%
Health care	10.0%
Communication services	8.0%
Energy	4.0%
Consumer staples	2.9%
Materials	2.3%
Utilities	2.1%
Real estate	1.2%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022476 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series II
Trading Symbol	JAHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series II/JAHRX)	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth-Income Trust (Series II/JAHRX) returned 17.53% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors contributed positively to fund results, with information technology, industrials and communication services sectors being particularly impactful.
Financials | Financials sector posted positive returns, although they lagged the overall portfolio.
Consumer staples | Consumer staples sector also added to absolute returns but represented a relatively small portion of fund's holdings.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The materials and utilities sectors had negative returns and detracted from overall results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series II/JAHRX)	17.53%	13.38%	13.41%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,002,540,190
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,002,540,190
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	31.3%
Industrials	13.6%
Financials	12.0%
Consumer discretionary	10.0%
Health care	10.0%
Communication services	8.0%
Energy	4.0%
Consumer staples	2.9%
Materials	2.3%
Utilities	2.1%
Real estate	1.2%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022477 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series III
Trading Symbol	JAHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series III/JAHUX)	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth-Income Trust (Series III/JAHUX) returned 18.10% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors contributed positively to fund results, with information technology, industrials and communication services sectors being particularly impactful.
Financials | Financials sector posted positive returns, although they lagged the overall portfolio.
Consumer staples | Consumer staples sector also added to absolute returns but represented a relatively small portion of fund's holdings.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The materials and utilities sectors had negative returns and detracted from overall results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series III/JAHUX)	18.10%	13.89%	13.91%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,002,540,190
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,002,540,190
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	31.3%
Industrials	13.6%
Financials	12.0%
Consumer discretionary	10.0%
Health care	10.0%
Communication services	8.0%
Energy	4.0%
Consumer staples	2.9%
Materials	2.3%
Utilities	2.1%
Real estate	1.2%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022620 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series NAV
Trading Symbol	JAEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series NAV/JAEYX)	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Index Trust (Series NAV/JAEYX) returned 7.03% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed to performance by posting positive returns for the period. Comfort Systems USA, Inc. was a leading performer.
Information technology | Information technology also contributed to absolute performance with holdings in Ciena Corp. and Lumentum Holdings, Inc.
Financials | Interactive Brokers Group, Inc. was a leading performer in the financials sector.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted from absolute performance with holdings in Duolingo, Inc. and Floor & Decor Holdings, Inc.
Consumer staples | Consumer staples was another fund performance detractor.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series NAV/JAEYX)	7.03%	8.68%	10.29%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 1,174,805,921
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 4,258,140
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,174,805,921
Total number of portfolio holdings	404
Total advisory fees paid (net)	$4,258,140
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Sector Composition
Industrials	22.8%
Financials	16.2%
Information technology	13.6%
Consumer discretionary	11.2%
Health care	8.6%
Real estate	6.2%
Materials	5.2%
Consumer staples	4.1%
Energy	3.8%
Utilities	3.2%
Communication services	1.9%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022622 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series II
Trading Symbol	JAEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series II/JAEZX)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Index Trust (Series II/JAEZX) returned 6.81% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed to performance by posting positive returns for the period. Comfort Systems USA, Inc. was a leading performer.
Information technology | Information technology also contributed to absolute performance with holdings in Ciena Corp. and Lumentum Holdings, Inc.
Financials | Interactive Brokers Group, Inc. was a leading performer in the financials sector.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted from absolute performance with holdings in Duolingo, Inc. and Floor & Decor Holdings, Inc.
Consumer staples | Consumer staples was another fund performance detractor.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series II/JAEZX)	6.81%	8.42%	10.02%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 1,174,805,921
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 4,258,140
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,174,805,921
Total number of portfolio holdings	404
Total advisory fees paid (net)	$4,258,140
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Sector Composition
Industrials	22.8%
Financials	16.2%
Information technology	13.6%
Consumer discretionary	11.2%
Health care	8.6%
Real estate	6.2%
Materials	5.2%
Consumer staples	4.1%
Energy	3.8%
Utilities	3.2%
Communication services	1.9%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022621 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series I
Trading Symbol	JECIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series I/JECIX)	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Index Trust (Series I/JECIX) returned 6.98% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed to performance by posting positive returns for the period. Comfort Systems USA, Inc. was a leading performer.
Information technology | Information technology also contributed to absolute performance with holdings in Ciena Corp. and Lumentum Holdings, Inc.
Financials | Interactive Brokers Group, Inc. was a leading performer in the financials sector.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted from absolute performance with holdings in Duolingo, Inc. and Floor & Decor Holdings, Inc.
Consumer staples | Consumer staples was another fund performance detractor.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series I/JECIX)	6.98%	8.63%	10.23%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 1,174,805,921
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 4,258,140
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,174,805,921
Total number of portfolio holdings	404
Total advisory fees paid (net)	$4,258,140
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Sector Composition
Industrials	22.8%
Financials	16.2%
Information technology	13.6%
Consumer discretionary	11.2%
Health care	8.6%
Real estate	6.2%
Materials	5.2%
Consumer staples	4.1%
Energy	3.8%
Utilities	3.2%
Communication services	1.9%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc., Class A	0.6%
United Therapeutics Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022625 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series I
Trading Symbol	JAETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series I/JAETX)	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Trust (Series I/JAETX) returned 6.11% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered interest rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the government shutdown.
TOP PERFORMANCE CONTRIBUTORS
Holdings | Positions in Palantir Technologies, Inc. and Celestica, Inc. contributed the most to the fund’s absolute performance.
Sector | The information technology and health care sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Holdings | Positions in Marvell Technology, Inc. and Roblox Corp. were the top detractors from the fund’s absolute performance.
Sector | The consumer staples and real estate sectors detracted the most from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series I/JAETX)	6.11%	1.30%	11.69%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 630,014,132
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,243,954
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$630,014,132
Total number of portfolio holdings	68
Total advisory fees paid (net)	$5,243,954
Portfolio turnover rate	143%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Natera, Inc.	3.8%
Cloudflare, Inc., Class A	3.6%
Vertiv Holdings Company, Class A	3.2%
Howmet Aerospace, Inc.	3.2%
Quanta Services, Inc.	3.1%
Axon Enterprise, Inc.	2.8%
Marriott International, Inc., Class A	2.6%
Reddit, Inc., Class A	2.5%
Liberty Media Corp.-Liberty Formula One, Series C	2.4%
Royal Caribbean Cruises, Ltd.	2.4%

Sector Composition
Information technology	22.0%
Consumer discretionary	19.8%
Industrials	18.0%
Health care	12.7%
Communication services	9.0%
Financials	6.4%
Energy	3.8%
Utilities	3.6%
Consumer staples	1.6%
Real estate	1.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Natera, Inc.	3.8%
Cloudflare, Inc., Class A	3.6%
Vertiv Holdings Company, Class A	3.2%
Howmet Aerospace, Inc.	3.2%
Quanta Services, Inc.	3.1%
Axon Enterprise, Inc.	2.8%
Marriott International, Inc., Class A	2.6%
Reddit, Inc., Class A	2.5%
Liberty Media Corp.-Liberty Formula One, Series C	2.4%
Royal Caribbean Cruises, Ltd.	2.4%

C000022626 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series II
Trading Symbol	JAEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series II/JAEUX)	$116	1.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Trust (Series II/JAEUX) returned 5.94% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered interest rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the government shutdown.
TOP PERFORMANCE CONTRIBUTORS
Holdings | Positions in Palantir Technologies, Inc. and Celestica, Inc. contributed the most to the fund’s absolute performance.
Sector | The information technology and health care sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Holdings | Positions in Marvell Technology, Inc. and Roblox Corp. were the top detractors from the fund’s absolute performance.
Sector | The consumer staples and real estate sectors detracted the most from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series II/JAEUX)	5.94%	1.10%	11.47%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 630,014,132
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,243,954
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$630,014,132
Total number of portfolio holdings	68
Total advisory fees paid (net)	$5,243,954
Portfolio turnover rate	143%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Natera, Inc.	3.8%
Cloudflare, Inc., Class A	3.6%
Vertiv Holdings Company, Class A	3.2%
Howmet Aerospace, Inc.	3.2%
Quanta Services, Inc.	3.1%
Axon Enterprise, Inc.	2.8%
Marriott International, Inc., Class A	2.6%
Reddit, Inc., Class A	2.5%
Liberty Media Corp.-Liberty Formula One, Series C	2.4%
Royal Caribbean Cruises, Ltd.	2.4%

Sector Composition
Information technology	22.0%
Consumer discretionary	19.8%
Industrials	18.0%
Health care	12.7%
Communication services	9.0%
Financials	6.4%
Energy	3.8%
Utilities	3.6%
Consumer staples	1.6%
Real estate	1.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Natera, Inc.	3.8%
Cloudflare, Inc., Class A	3.6%
Vertiv Holdings Company, Class A	3.2%
Howmet Aerospace, Inc.	3.2%
Quanta Services, Inc.	3.1%
Axon Enterprise, Inc.	2.8%
Marriott International, Inc., Class A	2.6%
Reddit, Inc., Class A	2.5%
Liberty Media Corp.-Liberty Formula One, Series C	2.4%
Royal Caribbean Cruises, Ltd.	2.4%

C000022624 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series NAV
Trading Symbol	JAEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series NAV/JAEVX)	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Trust (Series NAV/JAEVX) returned 6.17% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered interest rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the government shutdown.
TOP PERFORMANCE CONTRIBUTORS
Holdings | Positions in Palantir Technologies, Inc. and Celestica, Inc. contributed the most to the fund’s absolute performance.
Sector | The information technology and health care sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Holdings | Positions in Marvell Technology, Inc. and Roblox Corp. were the top detractors from the fund’s absolute performance.
Sector | The consumer staples and real estate sectors detracted the most from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series NAV/JAEVX)	6.17%	1.36%	11.75%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 630,014,132
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,243,954
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$630,014,132
Total number of portfolio holdings	68
Total advisory fees paid (net)	$5,243,954
Portfolio turnover rate	143%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Natera, Inc.	3.8%
Cloudflare, Inc., Class A	3.6%
Vertiv Holdings Company, Class A	3.2%
Howmet Aerospace, Inc.	3.2%
Quanta Services, Inc.	3.1%
Axon Enterprise, Inc.	2.8%
Marriott International, Inc., Class A	2.6%
Reddit, Inc., Class A	2.5%
Liberty Media Corp.-Liberty Formula One, Series C	2.4%
Royal Caribbean Cruises, Ltd.	2.4%

Sector Composition
Information technology	22.0%
Consumer discretionary	19.8%
Industrials	18.0%
Health care	12.7%
Communication services	9.0%
Financials	6.4%
Energy	3.8%
Utilities	3.6%
Consumer staples	1.6%
Real estate	1.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Natera, Inc.	3.8%
Cloudflare, Inc., Class A	3.6%
Vertiv Holdings Company, Class A	3.2%
Howmet Aerospace, Inc.	3.2%
Quanta Services, Inc.	3.1%
Axon Enterprise, Inc.	2.8%
Marriott International, Inc., Class A	2.6%
Reddit, Inc., Class A	2.5%
Liberty Media Corp.-Liberty Formula One, Series C	2.4%
Royal Caribbean Cruises, Ltd.	2.4%

C000022636 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series NAV
Trading Symbol	JAGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series NAV/JAGWX)	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Value Trust (Series NAV/JAGWX) returned 5.87% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and the administration began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector strongly contributed in absolute terms driven by Sandisk Corp.
Energy | The energy sector also contributed in absolute terms driven by TechnipFMC PLC.
Industrials | The industrials sector contributed by posting positive absolute returns for the period driven by APi Group Corp.
Financials | The financials sector also contributed driven by Popular, Inc.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted by posting a negative absolute returns for the period. A position in Lamb Weston Holdings, Inc. weighed on fund performance.
Health care | The health care sector further detracted with Perrigo Company PLC. posting a negative return for the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series NAV/JAGWX)	5.87%	11.69%	10.91%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 585,185,768
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 4,794,062
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$585,185,768
Total number of portfolio holdings	128
Total advisory fees paid (net)	$4,794,062
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Cooper Companies, Inc.	1.7%
Keysight Technologies, Inc.	1.6%
The Middleby Corp.	1.5%
Corning, Inc.	1.5%
Corpay, Inc.	1.5%
API Group Corp.	1.5%
Lazard, Inc.	1.5%
Zimmer Biomet Holdings, Inc.	1.4%
StandardAero, Inc.	1.3%
American International Group, Inc.	1.3%

Sector Composition
Financials	20.9%
Industrials	18.8%
Information technology	13.7%
Health care	10.0%
Real estate	7.8%
Utilities	6.9%
Consumer discretionary	6.4%
Energy	6.2%
Materials	5.0%
Consumer staples	1.8%
Communication services	0.9%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
The Cooper Companies, Inc.	1.7%
Keysight Technologies, Inc.	1.6%
The Middleby Corp.	1.5%
Corning, Inc.	1.5%
Corpay, Inc.	1.5%
API Group Corp.	1.5%
Lazard, Inc.	1.5%
Zimmer Biomet Holdings, Inc.	1.4%
StandardAero, Inc.	1.3%
American International Group, Inc.	1.3%

C000022638 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series II
Trading Symbol	JAGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series II/JAGYX)	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Value Trust (Series II/JAGYX) returned 5.65% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and the administration began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector strongly contributed in absolute terms driven by Sandisk Corp.
Energy | The energy sector also contributed in absolute terms driven by TechnipFMC PLC.
Industrials | The industrials sector contributed by posting positive absolute returns for the period driven by APi Group Corp.
Financials | The financials sector also contributed driven by Popular, Inc.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted by posting a negative absolute returns for the period. A position in Lamb Weston Holdings, Inc. weighed on fund performance.
Health care | The health care sector further detracted with Perrigo Company PLC. posting a negative return for the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series II/JAGYX)	5.65%	11.45%	10.63%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 585,185,768
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 4,794,062
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$585,185,768
Total number of portfolio holdings	128
Total advisory fees paid (net)	$4,794,062
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Cooper Companies, Inc.	1.7%
Keysight Technologies, Inc.	1.6%
The Middleby Corp.	1.5%
Corning, Inc.	1.5%
Corpay, Inc.	1.5%
API Group Corp.	1.5%
Lazard, Inc.	1.5%
Zimmer Biomet Holdings, Inc.	1.4%
StandardAero, Inc.	1.3%
American International Group, Inc.	1.3%

Sector Composition
Financials	20.9%
Industrials	18.8%
Information technology	13.7%
Health care	10.0%
Real estate	7.8%
Utilities	6.9%
Consumer discretionary	6.4%
Energy	6.2%
Materials	5.0%
Consumer staples	1.8%
Communication services	0.9%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
The Cooper Companies, Inc.	1.7%
Keysight Technologies, Inc.	1.6%
The Middleby Corp.	1.5%
Corning, Inc.	1.5%
Corpay, Inc.	1.5%
API Group Corp.	1.5%
Lazard, Inc.	1.5%
Zimmer Biomet Holdings, Inc.	1.4%
StandardAero, Inc.	1.3%
American International Group, Inc.	1.3%

C000022637 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series I
Trading Symbol	JEMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series I/JEMUX)	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Value Trust (Series I/JEMUX) returned 5.85% for the year ended December 31, 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after a 90-day pause was declared on these tariffs for many countries and the administration began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector strongly contributed in absolute terms driven by Sandisk Corp.
Energy | The energy sector also contributed in absolute terms driven by TechnipFMC PLC.
Industrials | The industrials sector contributed by posting positive absolute returns for the period driven by APi Group Corp.
Financials | The financials sector also contributed driven by Popular, Inc.

TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted by posting a negative absolute returns for the period. A position in Lamb Weston Holdings, Inc. weighed on fund performance.
Health care | The health care sector further detracted with Perrigo Company PLC. posting a negative return for the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series I/JEMUX)	5.85%	11.65%	10.85%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 585,185,768
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 4,794,062
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$585,185,768
Total number of portfolio holdings	128
Total advisory fees paid (net)	$4,794,062
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Cooper Companies, Inc.	1.7%
Keysight Technologies, Inc.	1.6%
The Middleby Corp.	1.5%
Corning, Inc.	1.5%
Corpay, Inc.	1.5%
API Group Corp.	1.5%
Lazard, Inc.	1.5%
Zimmer Biomet Holdings, Inc.	1.4%
StandardAero, Inc.	1.3%
American International Group, Inc.	1.3%

Sector Composition
Financials	20.9%
Industrials	18.8%
Information technology	13.7%
Health care	10.0%
Real estate	7.8%
Utilities	6.9%
Consumer discretionary	6.4%
Energy	6.2%
Materials	5.0%
Consumer staples	1.8%
Communication services	0.9%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
The Cooper Companies, Inc.	1.7%
Keysight Technologies, Inc.	1.6%
The Middleby Corp.	1.5%
Corning, Inc.	1.5%
Corpay, Inc.	1.5%
API Group Corp.	1.5%
Lazard, Inc.	1.5%
Zimmer Biomet Holdings, Inc.	1.4%
StandardAero, Inc.	1.3%
American International Group, Inc.	1.3%

C000022665 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series I
Trading Symbol	JEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series I/JEQAX)	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series I/JEQAX) returned 4.78% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Communication services | The communication services sector contributed to absolute performance by posting positive returns for the period driven by Alphabet, Inc.
Information technology | The information technology sector also contributed to absolute performance. NVIDIA Corp., Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The financials and health care sectors were other contributing sectors to absolute performance with holdings in The Goldman Sachs Group, Inc. and Hologic, Inc., respectively.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted the most from absolute fund performance with holdings in Lennar Corp., Mobileye Global, Inc., and CarMax, Inc.
Consumer staples | The consumer staples sector was another fund performance detractor led by Post Holdings, Inc.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series I/JEQAX)	4.78%	11.74%	13.74%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,569,447,636
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 16,669,106
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,569,447,636
Total number of portfolio holdings	53
Total advisory fees paid (net)	$16,669,106
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class A	7.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	3.9%
KKR & Company, Inc.	3.8%
Hologic, Inc.	3.3%
Cheniere Energy, Inc.	3.1%
Lennar Corp., Class A	3.0%
Elevance Health, Inc.	2.7%
Workday, Inc., Class A	2.7%

Sector Composition
Information technology	28.0%
Health care	18.1%
Consumer discretionary	17.7%
Communication services	11.9%
Financials	8.5%
Industrials	4.8%
Real estate	4.2%
Energy	3.1%
Consumer staples	2.4%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class A	7.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	3.9%
KKR & Company, Inc.	3.8%
Hologic, Inc.	3.3%
Cheniere Energy, Inc.	3.1%
Lennar Corp., Class A	3.0%
Elevance Health, Inc.	2.7%
Workday, Inc., Class A	2.7%

C000022666 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series II
Trading Symbol	JFLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series II/JFLGX)	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series II/JFLGX) returned 4.57% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Communication services | The communication services sector contributed to absolute performance by posting positive returns for the period driven by Alphabet, Inc.
Information technology | The information technology sector also contributed to absolute performance. NVIDIA Corp., Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The financials and health care sectors were other contributing sectors to absolute performance with holdings in The Goldman Sachs Group, Inc. and Hologic, Inc., respectively.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted the most from absolute fund performance with holdings in Lennar Corp., Mobileye Global, Inc., and CarMax, Inc.
Consumer staples | The consumer staples sector was another fund performance detractor led by Post Holdings, Inc.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series II/JFLGX)	4.57%	11.51%	13.51%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,569,447,636
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 16,669,106
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,569,447,636
Total number of portfolio holdings	53
Total advisory fees paid (net)	$16,669,106
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class A	7.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	3.9%
KKR & Company, Inc.	3.8%
Hologic, Inc.	3.3%
Cheniere Energy, Inc.	3.1%
Lennar Corp., Class A	3.0%
Elevance Health, Inc.	2.7%
Workday, Inc., Class A	2.7%

Sector Composition
Information technology	28.0%
Health care	18.1%
Consumer discretionary	17.7%
Communication services	11.9%
Financials	8.5%
Industrials	4.8%
Real estate	4.2%
Energy	3.1%
Consumer staples	2.4%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class A	7.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	3.9%
KKR & Company, Inc.	3.8%
Hologic, Inc.	3.3%
Cheniere Energy, Inc.	3.1%
Lennar Corp., Class A	3.0%
Elevance Health, Inc.	2.7%
Workday, Inc., Class A	2.7%

C000022664 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series NAV
Trading Symbol	JADDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series NAV/JADDX)	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series NAV/JADDX) returned 4.84% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Communication services | The communication services sector contributed to absolute performance by posting positive returns for the period driven by Alphabet, Inc.
Information technology | The information technology sector also contributed to absolute performance. NVIDIA Corp., Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The financials and health care sectors were other contributing sectors to absolute performance with holdings in The Goldman Sachs Group, Inc. and Hologic, Inc., respectively.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Consumer discretionary detracted the most from absolute fund performance with holdings in Lennar Corp., Mobileye Global, Inc., and CarMax, Inc.
Consumer staples | The consumer staples sector was another fund performance detractor led by Post Holdings, Inc.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series NAV/JADDX)	4.84%	11.79%	13.80%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,569,447,636
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 16,669,106
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,569,447,636
Total number of portfolio holdings	53
Total advisory fees paid (net)	$16,669,106
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class A	7.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	3.9%
KKR & Company, Inc.	3.8%
Hologic, Inc.	3.3%
Cheniere Energy, Inc.	3.1%
Lennar Corp., Class A	3.0%
Elevance Health, Inc.	2.7%
Workday, Inc., Class A	2.7%

Sector Composition
Information technology	28.0%
Health care	18.1%
Consumer discretionary	17.7%
Communication services	11.9%
Financials	8.5%
Industrials	4.8%
Real estate	4.2%
Energy	3.1%
Consumer staples	2.4%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class A	7.2%
Microsoft Corp.	6.6%
NVIDIA Corp.	3.9%
KKR & Company, Inc.	3.8%
Hologic, Inc.	3.3%
Cheniere Energy, Inc.	3.1%
Lennar Corp., Class A	3.0%
Elevance Health, Inc.	2.7%
Workday, Inc., Class A	2.7%

C000022668 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series NAV
Trading Symbol	JVANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series NAV/JVANX)	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Equity Index Trust (Series NAV/JVANX) returned 32.57% for the year ended December 31, 2025. Global ex US equity markets delivered broadly positive performance in 2025, supported by easing inflation, currency tailwinds from a softer US dollar, and improving macroeconomic stability across Europe and Asia.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top contributors to performance were Taiwan Semiconductor Manufacturing Company, Ltd., Samsung Electronics Company, Ltd., and SK Hynix, Inc.
Country | Across Asia, strong technology demand, particularly in semiconductors, helped drive robust returns in markets such as Taiwan, Korea, and Japan.
Emerging regions | Select emerging regions saw gains supported by falling inflation, accommodative central banks, and commodity-linked strength.
TOP PERFORMANCE DETRACTORS
Holdings | The top detractors from performance were Novo Nordisk A/S, Meituan, and CSL, Ltd.
Country | The portfolio’s allocation to Denmark was the largest drag on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series NAV/JVANX)	32.57%	7.68%	8.33%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,193,504,519
Holdings Count | Holding	1,969
Advisory Fees Paid, Amount	$ 2,315,640
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,193,504,519
Total number of portfolio holdings	1,969
Total advisory fees paid (net)	$2,315,640
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.6%
Tencent Holdings, Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Company, Ltd.	1.2%
Alibaba Group Holding, Ltd.	1.0%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%
Nestle SA	0.8%

Sector Composition
Financials	24.8%
Information technology	14.5%
Industrials	14.5%
Consumer discretionary	9.8%
Health care	7.8%
Materials	6.8%
Consumer staples	5.9%
Communication services	5.5%
Energy	4.3%
Utilities	3.1%
Real estate	1.4%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.6%
Tencent Holdings, Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Company, Ltd.	1.2%
Alibaba Group Holding, Ltd.	1.0%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%
Nestle SA	0.8%

C000117970 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series II
Trading Symbol	JAJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series II/JAJEX)	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Equity Index Trust (Series II/JAJEX) returned 32.26% for the year ended December 31, 2025. Global ex US equity markets delivered broadly positive performance in 2025, supported by easing inflation, currency tailwinds from a softer US dollar, and improving macroeconomic stability across Europe and Asia.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top contributors to performance were Taiwan Semiconductor Manufacturing Company, Ltd., Samsung Electronics Company, Ltd., and SK Hynix, Inc.
Country | Across Asia, strong technology demand, particularly in semiconductors, helped drive robust returns in markets such as Taiwan, Korea, and Japan.
Emerging regions | Select emerging regions saw gains supported by falling inflation, accommodative central banks, and commodity-linked strength.
TOP PERFORMANCE DETRACTORS
Holdings | The top detractors from performance were Novo Nordisk A/S, Meituan, and CSL, Ltd.
Country | The portfolio’s allocation to Denmark was the largest drag on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series II/JAJEX)	32.26%	7.42%	8.07%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,193,504,519
Holdings Count | Holding	1,969
Advisory Fees Paid, Amount	$ 2,315,640
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,193,504,519
Total number of portfolio holdings	1,969
Total advisory fees paid (net)	$2,315,640
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.6%
Tencent Holdings, Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Company, Ltd.	1.2%
Alibaba Group Holding, Ltd.	1.0%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%
Nestle SA	0.8%

Sector Composition
Financials	24.8%
Information technology	14.5%
Industrials	14.5%
Consumer discretionary	9.8%
Health care	7.8%
Materials	6.8%
Consumer staples	5.9%
Communication services	5.5%
Energy	4.3%
Utilities	3.1%
Real estate	1.4%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.6%
Tencent Holdings, Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Company, Ltd.	1.2%
Alibaba Group Holding, Ltd.	1.0%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%
Nestle SA	0.8%

C000117969 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series I
Trading Symbol	JIEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series I/JIEQX)	$47	0.40%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Equity Index Trust (Series I/JIEQX) returned 32.50% for the year ended December 31, 2025. Global ex US equity markets delivered broadly positive performance in 2025, supported by easing inflation, currency tailwinds from a softer US dollar, and improving macroeconomic stability across Europe and Asia.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top contributors to performance were Taiwan Semiconductor Manufacturing Company, Ltd., Samsung Electronics Company, Ltd., and SK Hynix, Inc.
Country | Across Asia, strong technology demand, particularly in semiconductors, helped drive robust returns in markets such as Taiwan, Korea, and Japan.
Emerging regions | Select emerging regions saw gains supported by falling inflation, accommodative central banks, and commodity-linked strength.
TOP PERFORMANCE DETRACTORS
Holdings | The top detractors from performance were Novo Nordisk A/S, Meituan, and CSL, Ltd.
Country | The portfolio’s allocation to Denmark was the largest drag on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series I/JIEQX)	32.50%	7.64%	8.28%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,193,504,519
Holdings Count | Holding	1,969
Advisory Fees Paid, Amount	$ 2,315,640
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,193,504,519
Total number of portfolio holdings	1,969
Total advisory fees paid (net)	$2,315,640
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.6%
Tencent Holdings, Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Company, Ltd.	1.2%
Alibaba Group Holding, Ltd.	1.0%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%
Nestle SA	0.8%

Sector Composition
Financials	24.8%
Information technology	14.5%
Industrials	14.5%
Consumer discretionary	9.8%
Health care	7.8%
Materials	6.8%
Consumer staples	5.9%
Communication services	5.5%
Energy	4.3%
Utilities	3.1%
Real estate	1.4%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.6%
Tencent Holdings, Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Company, Ltd.	1.2%
Alibaba Group Holding, Ltd.	1.0%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.8%
Novartis AG	0.8%
Nestle SA	0.8%

C000022685 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series I
Trading Symbol	JAJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series I/JAJCX)	$125	1.06%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Small Company Trust (Series I/JAJCX) returned 34.98% for the year ended December 31, 2025. Globally, markets reacted favorably to interest rate cuts from central banks and enthusiasm over artificial intelligence buoyed many stocks globally. While returns were largely positive across most sectors and regions, within developed markets several Eurozone countries as well as Canada outperformed, while Korea delivered notably strong returns within emerging markets. During the one-year period, most of the major developed ex US market currencies, such as the Swedish krona and the Swiss franc, appreciated relative to the US dollar while others, such as the Hong Kong dollar, depreciated. Overall, currency movements had a positive impact on the US dollar-denominated returns of the developed ex US market.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's allocation to international small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio's allocations to industrials and materials contributed to absolute performance.
Country | At the country level, the portfolio's allocation to Japan contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocations to financials and materials contributed to absolute performance.
Country | While the portfolio's overall allocation to Germany contributed overall, specific holdings such as Gerresheimer AG and Puma SE detracted from performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series I/JAJCX)	34.98%	7.99%	7.79%
MSCI World ex USA Index	31.85%	9.46%	8.55%
MSCI World ex USA Small Cap Index	34.07%	6.49%	8.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 114,022,167
Holdings Count | Holding	2,806
Advisory Fees Paid, Amount	$ 818,996
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$114,022,167
Total number of portfolio holdings	2,806
Total advisory fees paid (net)	$818,996
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Helvetia Baloise Holding AG	0.5%
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
IAMGOLD Corp.	0.3%
Hudbay Minerals, Inc.	0.3%
China Gold International Resources Corp., Ltd.	0.3%
Orion OYJ, Class B	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%
Belimo Holding AG	0.3%

Sector Composition
Industrials	24.0%
Materials	14.6%
Financials	13.5%
Consumer discretionary	12.3%
Information technology	7.3%
Health care	5.5%
Consumer staples	5.3%
Energy	4.7%
Real estate	4.5%
Communication services	3.8%
Utilities	3.4%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Helvetia Baloise Holding AG	0.5%
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
IAMGOLD Corp.	0.3%
Hudbay Minerals, Inc.	0.3%
China Gold International Resources Corp., Ltd.	0.3%
Orion OYJ, Class B	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%
Belimo Holding AG	0.3%

C000022686 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series II
Trading Symbol	JAADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series II/JAADX)	$148	1.26%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Small Company Trust (Series II/JAADX) returned 34.67% for the year ended December 31, 2025. Globally, markets reacted favorably to interest rate cuts from central banks and enthusiasm over artificial intelligence buoyed many stocks globally. While returns were largely positive across most sectors and regions, within developed markets several Eurozone countries as well as Canada outperformed, while Korea delivered notably strong returns within emerging markets. During the one-year period, most of the major developed ex US market currencies, such as the Swedish krona and the Swiss franc, appreciated relative to the US dollar while others, such as the Hong Kong dollar, depreciated. Overall, currency movements had a positive impact on the US dollar-denominated returns of the developed ex US market.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's allocation to international small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio's allocations to industrials and materials contributed to absolute performance.
Country | At the country level, the portfolio's allocation to Japan contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocations to financials and materials contributed to absolute performance.
Country | While the portfolio's overall allocation to Germany contributed overall, specific holdings such as Gerresheimer AG and Puma SE detracted from performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series II/JAADX)	34.67%	7.77%	7.57%
MSCI World ex USA Index	31.85%	9.46%	8.55%
MSCI World ex USA Small Cap Index	34.07%	6.49%	8.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 114,022,167
Holdings Count | Holding	2,806
Advisory Fees Paid, Amount	$ 818,996
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$114,022,167
Total number of portfolio holdings	2,806
Total advisory fees paid (net)	$818,996
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Helvetia Baloise Holding AG	0.5%
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
IAMGOLD Corp.	0.3%
Hudbay Minerals, Inc.	0.3%
China Gold International Resources Corp., Ltd.	0.3%
Orion OYJ, Class B	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%
Belimo Holding AG	0.3%

Sector Composition
Industrials	24.0%
Materials	14.6%
Financials	13.5%
Consumer discretionary	12.3%
Information technology	7.3%
Health care	5.5%
Consumer staples	5.3%
Energy	4.7%
Real estate	4.5%
Communication services	3.8%
Utilities	3.4%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Helvetia Baloise Holding AG	0.5%
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
IAMGOLD Corp.	0.3%
Hudbay Minerals, Inc.	0.3%
China Gold International Resources Corp., Ltd.	0.3%
Orion OYJ, Class B	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%
Belimo Holding AG	0.3%

C000022684 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series NAV
Trading Symbol	JAJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series NAV/JAJDX)	$119	1.01%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Small Company Trust (Series NAV/JAJDX) returned 35.01% for the year ended December 31, 2025. Globally, markets reacted favorably to interest rate cuts from central banks and enthusiasm over artificial intelligence buoyed many stocks globally. While returns were largely positive across most sectors and regions, within developed markets several Eurozone countries as well as Canada outperformed, while Korea delivered notably strong returns within emerging markets. During the one-year period, most of the major developed ex US market currencies, such as the Swedish krona and the Swiss franc, appreciated relative to the US dollar while others, such as the Hong Kong dollar, depreciated. Overall, currency movements had a positive impact on the US dollar-denominated returns of the developed ex US market.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's allocation to international small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio's allocations to industrials and materials contributed to absolute performance.
Country | At the country level, the portfolio's allocation to Japan contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocations to financials and materials contributed to absolute performance.
Country | While the portfolio's overall allocation to Germany contributed overall, specific holdings such as Gerresheimer AG and Puma SE detracted from performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series NAV/JAJDX)	35.01%	8.04%	7.85%
MSCI World ex USA Index	31.85%	9.46%	8.55%
MSCI World ex USA Small Cap Index	34.07%	6.49%	8.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 114,022,167
Holdings Count | Holding	2,806
Advisory Fees Paid, Amount	$ 818,996
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$114,022,167
Total number of portfolio holdings	2,806
Total advisory fees paid (net)	$818,996
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Helvetia Baloise Holding AG	0.5%
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
IAMGOLD Corp.	0.3%
Hudbay Minerals, Inc.	0.3%
China Gold International Resources Corp., Ltd.	0.3%
Orion OYJ, Class B	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%
Belimo Holding AG	0.3%

Sector Composition
Industrials	24.0%
Materials	14.6%
Financials	13.5%
Consumer discretionary	12.3%
Information technology	7.3%
Health care	5.5%
Consumer staples	5.3%
Energy	4.7%
Real estate	4.5%
Communication services	3.8%
Utilities	3.4%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Helvetia Baloise Holding AG	0.5%
Swiss Prime Site AG	0.5%
BAWAG Group AG	0.4%
IAMGOLD Corp.	0.3%
Hudbay Minerals, Inc.	0.3%
China Gold International Resources Corp., Ltd.	0.3%
Orion OYJ, Class B	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%
Belimo Holding AG	0.3%

C000022688 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series NAV
Trading Symbol	JAJJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series NAV/JAJJX)	$95	0.79%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Trust (Series NAV/JAJJX) returned 41.02% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
BAE Systems PLC | The industrials sector was the strongest performing area for the year, and the British aerospace and defense company was among the top performers for the portfolio.
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.
TOP PERFORMANCE DETRACTORS
Hikma Pharmaceuticals PLC | The U.K.-based company struggled during the year amid increased competition, supply chain challenges, and a dimmer medium-term outlook, and the stock sold off as a result.
Nomad Foods, Ltd. | The Consumer Staples sector was the weakest-performing sector for the period, and Nomad Foods sold off amid declining revenues, heightened competition, and a change in leadership during the year.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series NAV/JAJJX)	41.02%	12.70%	8.97%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 343,152,064
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,980,246
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$343,152,064
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,980,246
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.8%
The Weir Group PLC	2.9%
Danske Bank A/S	2.5%
AstraZeneca PLC	2.2%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Rio Tinto, Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.0%
HDFC Bank, Ltd., ADR	2.0%
Babcock International Group PLC	1.9%
Capgemini SE	1.9%

Sector Composition
Financials	25.2%
Industrials	18.2%
Health care	12.1%
Materials	10.4%
Information technology	6.9%
Consumer staples	6.6%
Communication services	6.3%
Consumer discretionary	5.9%
Energy	3.7%
Utilities	2.1%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.8%
The Weir Group PLC	2.9%
Danske Bank A/S	2.5%
AstraZeneca PLC	2.2%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Rio Tinto, Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.0%
HDFC Bank, Ltd., ADR	2.0%
Babcock International Group PLC	1.9%
Capgemini SE	1.9%

C000022690 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series II
Trading Symbol	JAJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series II/JAJIX)	$125	1.04%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Trust (Series II/JAJIX) returned 40.60% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
BAE Systems PLC | The industrials sector was the strongest performing area for the year, and the British aerospace and defense company was among the top performers for the portfolio.
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.
TOP PERFORMANCE DETRACTORS
Hikma Pharmaceuticals PLC | The U.K.-based company struggled during the year amid increased competition, supply chain challenges, and a dimmer medium-term outlook, and the stock sold off as a result.
Nomad Foods, Ltd. | The Consumer Staples sector was the weakest-performing sector for the period, and Nomad Foods sold off amid declining revenues, heightened competition, and a change in leadership during the year.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series II/JAJIX)	40.60%	12.41%	8.69%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 343,152,064
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,980,246
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$343,152,064
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,980,246
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.8%
The Weir Group PLC	2.9%
Danske Bank A/S	2.5%
AstraZeneca PLC	2.2%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Rio Tinto, Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.0%
HDFC Bank, Ltd., ADR	2.0%
Babcock International Group PLC	1.9%
Capgemini SE	1.9%

Sector Composition
Financials	25.2%
Industrials	18.2%
Health care	12.1%
Materials	10.4%
Information technology	6.9%
Consumer staples	6.6%
Communication services	6.3%
Consumer discretionary	5.9%
Energy	3.7%
Utilities	2.1%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.8%
The Weir Group PLC	2.9%
Danske Bank A/S	2.5%
AstraZeneca PLC	2.2%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Rio Tinto, Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.0%
HDFC Bank, Ltd., ADR	2.0%
Babcock International Group PLC	1.9%
Capgemini SE	1.9%

C000022689 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series I
Trading Symbol	JAJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series I/JAJHX)	$101	0.84%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Trust (Series I/JAJHX) returned 40.90% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
BAE Systems PLC | The industrials sector was the strongest performing area for the year, and the British aerospace and defense company was among the top performers for the portfolio.
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.
TOP PERFORMANCE DETRACTORS
Hikma Pharmaceuticals PLC | The U.K.-based company struggled during the year amid increased competition, supply chain challenges, and a dimmer medium-term outlook, and the stock sold off as a result.
Nomad Foods, Ltd. | The Consumer Staples sector was the weakest-performing sector for the period, and Nomad Foods sold off amid declining revenues, heightened competition, and a change in leadership during the year.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series I/JAJHX)	40.90%	12.64%	8.92%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 343,152,064
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,980,246
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$343,152,064
Total number of portfolio holdings	90
Total advisory fees paid (net)	$1,980,246
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.8%
The Weir Group PLC	2.9%
Danske Bank A/S	2.5%
AstraZeneca PLC	2.2%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Rio Tinto, Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.0%
HDFC Bank, Ltd., ADR	2.0%
Babcock International Group PLC	1.9%
Capgemini SE	1.9%

Sector Composition
Financials	25.2%
Industrials	18.2%
Health care	12.1%
Materials	10.4%
Information technology	6.9%
Consumer staples	6.6%
Communication services	6.3%
Consumer discretionary	5.9%
Energy	3.7%
Utilities	2.1%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.8%
The Weir Group PLC	2.9%
Danske Bank A/S	2.5%
AstraZeneca PLC	2.2%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Rio Tinto, Ltd.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.0%
HDFC Bank, Ltd., ADR	2.0%
Babcock International Group PLC	1.9%
Capgemini SE	1.9%

C000022704 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series I
Trading Symbol	JESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series I/JESIX)	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Index Trust (Series I/JESIX) returned 12.25% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Health care | Health care was the leading contributing sector to absolute performance with its holdings in Guardant Health, Inc., BridgeBio Pharma, Inc., and Insmed, Inc.
Industrials | The industrials sector also performed well with positions in Bloom Energy Corp., Kratos Defense & Security Solutions, Inc., and Nextpower, Inc.
Other contributors | The financials, information technology, and materials sectors were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector was one of two sectors which detracted from absolute performance.
Consumer staples | Holdings in consumer staples also detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series I/JESIX)	12.25%	5.66%	9.18%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 553,016,470
Holdings Count | Holding	1,829
Advisory Fees Paid, Amount	$ 2,213,642
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$553,016,470
Total number of portfolio holdings	1,829
Total advisory fees paid (net)	$2,213,642
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Company	0.4%
BridgeBio Pharma, Inc.	0.4%

Sector Composition
Health care	18.1%
Financials	17.1%
Industrials	16.7%
Information technology	14.2%
Consumer discretionary	8.6%
Real estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication services	2.7%
Consumer staples	1.8%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Company	0.4%
BridgeBio Pharma, Inc.	0.4%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022705 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series II
Trading Symbol	JAJOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series II/JAJOX)	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Index Trust (Series II/JAJOX) returned 12.12% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Health care | Health care was the leading contributing sector to absolute performance with its holdings in Guardant Health, Inc., BridgeBio Pharma, Inc., and Insmed, Inc.
Industrials | The industrials sector also performed well with positions in Bloom Energy Corp., Kratos Defense & Security Solutions, Inc., and Nextpower, Inc.
Other contributors | The financials, information technology, and materials sectors were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector was one of two sectors which detracted from absolute performance.
Consumer staples | Holdings in consumer staples also detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series II/JAJOX)	12.12%	5.45%	8.97%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 553,016,470
Holdings Count | Holding	1,829
Advisory Fees Paid, Amount	$ 2,213,642
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$553,016,470
Total number of portfolio holdings	1,829
Total advisory fees paid (net)	$2,213,642
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Company	0.4%
BridgeBio Pharma, Inc.	0.4%

Sector Composition
Health care	18.1%
Financials	17.1%
Industrials	16.7%
Information technology	14.2%
Consumer discretionary	8.6%
Real estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication services	2.7%
Consumer staples	1.8%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Company	0.4%
BridgeBio Pharma, Inc.	0.4%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022703 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series NAV
Trading Symbol	JAEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series NAV/JAEWX)	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Index Trust (Series NAV/JAEWX) returned 12.42% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Health care | Health care was the leading contributing sector to absolute performance with its holdings in Guardant Health, Inc., BridgeBio Pharma, Inc., and Insmed, Inc.
Industrials | The industrials sector also performed well with positions in Bloom Energy Corp., Kratos Defense & Security Solutions, Inc., and Nextpower, Inc.
Other contributors | The financials, information technology, and materials sectors were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector was one of two sectors which detracted from absolute performance.
Consumer staples | Holdings in consumer staples also detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series NAV/JAEWX)	12.42%	5.72%	9.24%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 553,016,470
Holdings Count | Holding	1,829
Advisory Fees Paid, Amount	$ 2,213,642
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$553,016,470
Total number of portfolio holdings	1,829
Total advisory fees paid (net)	$2,213,642
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Company	0.4%
BridgeBio Pharma, Inc.	0.4%

Sector Composition
Health care	18.1%
Financials	17.1%
Industrials	16.7%
Information technology	14.2%
Consumer discretionary	8.6%
Real estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication services	2.7%
Consumer staples	1.8%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Credo Technology Group Holding, Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.5%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Hecla Mining Company	0.4%
BridgeBio Pharma, Inc.	0.4%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022707 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series NAV
Trading Symbol	JADMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series NAV/JADMX)	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series NAV/JADMX) returned 9.22% for the year ended December 31, 2025. U.S. stocks delivered strong returns in 2025 for the year. While 2025 saw a weakening job market, overall growth was resilient, and markets reacted positively to the Federal Reserve making three interest rate cuts during the later part of the year. Much of these gains were fueled by enthusiasm for artificial intelligence (AI) as key AI related stocks delivered strong returns.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's focus on U.S. small cap value stocks contributed to absolute performance.
Financials | The financials sector had strong returns and contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector was the weakest performing sector and detracted from absolute performance.
Consumer discretionary | While consumer discretionary helped performance overall, specific holdings such as Newell Brands, Inc. and PVH Corp. within this sector detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and GW&K Investment Management, LLC and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series NAV/JADMX)	9.22%	10.59%	10.09%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 28, 2025
Net Assets	$ 180,484,054
Holdings Count | Holding	1,169
Advisory Fees Paid, Amount	$ 1,210,736
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$180,484,054
Total number of portfolio holdings	1,169
Total advisory fees paid (net)	$1,210,736
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Alcoa Corp.	0.7%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Ally Financial, Inc.	0.6%
Viatris, Inc.	0.6%
Ball Corp.	0.6%
WESCO International, Inc.	0.6%
Invesco, Ltd.	0.6%
Comerica, Inc.	0.5%
First Horizon Corp.	0.5%

Sector Composition
Financials	29.5%
Industrials	16.1%
Consumer discretionary	13.9%
Energy	8.9%
Health care	7.5%
Materials	7.3%
Information technology	6.6%
Consumer staples	5.7%
Communication services	2.7%
Real estate	1.0%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alcoa Corp.	0.7%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Ally Financial, Inc.	0.6%
Viatris, Inc.	0.6%
Ball Corp.	0.6%
WESCO International, Inc.	0.6%
Invesco, Ltd.	0.6%
Comerica, Inc.	0.5%
First Horizon Corp.	0.5%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, GW&K Investment Management (“GW&K”) was removed as subadvisor to the fund. Dimensional Fund Advisers LP continues to subadvise the fund as the sole subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 28, 2025 whereby the annual rate is as follows: 0.720% of aggregate net assets.
In addition, as of May 28, 2025, the “Principal investment strategies” in the “Fund Summary” section are revised to remove references to GW&K’s investment strategies.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Expenses [Text Block]	At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 28, 2025 whereby the annual rate is as follows: 0.720% of aggregate net assets.
Material Fund Change Strategies [Text Block]	In addition, as of May 28, 2025, the “Principal investment strategies” in the “Fund Summary” section are revised to remove references to GW&K’s investment strategies.
Material Fund Change Adviser [Text Block]
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, GW&K Investment Management (“GW&K”) was removed as subadvisor to the fund. Dimensional Fund Advisers LP continues to subadvise the fund as the sole subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022709 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series II
Trading Symbol	JADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series II/JADPX)	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series II/JADPX) returned 8.94% for the year ended December 31, 2025. U.S. stocks delivered strong returns in 2025 for the year. While 2025 saw a weakening job market, overall growth was resilient, and markets reacted positively to the Federal Reserve making three interest rate cuts during the later part of the year. Much of these gains were fueled by enthusiasm for artificial intelligence (AI) as key AI related stocks delivered strong returns.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's focus on U.S. small cap value stocks contributed to absolute performance.
Financials | The financials sector had strong returns and contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector was the weakest performing sector and detracted from absolute performance.
Consumer discretionary | While consumer discretionary helped performance overall, specific holdings such as Newell Brands, Inc. and PVH Corp. within this sector detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and GW&K Investment Management, LLC and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series II/JADPX)	8.94%	10.32%	9.82%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 28, 2025
Net Assets	$ 180,484,054
Holdings Count | Holding	1,169
Advisory Fees Paid, Amount	$ 1,210,736
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$180,484,054
Total number of portfolio holdings	1,169
Total advisory fees paid (net)	$1,210,736
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Alcoa Corp.	0.7%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Ally Financial, Inc.	0.6%
Viatris, Inc.	0.6%
Ball Corp.	0.6%
WESCO International, Inc.	0.6%
Invesco, Ltd.	0.6%
Comerica, Inc.	0.5%
First Horizon Corp.	0.5%

Sector Composition
Financials	29.5%
Industrials	16.1%
Consumer discretionary	13.9%
Energy	8.9%
Health care	7.5%
Materials	7.3%
Information technology	6.6%
Consumer staples	5.7%
Communication services	2.7%
Real estate	1.0%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alcoa Corp.	0.7%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Ally Financial, Inc.	0.6%
Viatris, Inc.	0.6%
Ball Corp.	0.6%
WESCO International, Inc.	0.6%
Invesco, Ltd.	0.6%
Comerica, Inc.	0.5%
First Horizon Corp.	0.5%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, GW&K Investment Management (“GW&K”) was removed as subadvisor to the fund. Dimensional Fund Advisers LP continues to subadvise the fund as the sole subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 28, 2025 whereby the annual rate is as follows: 0.720% of aggregate net assets.
In addition, as of May 28, 2025, the “Principal investment strategies” in the “Fund Summary” section are revised to remove references to GW&K’s investment strategies.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Expenses [Text Block]	At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 28, 2025 whereby the annual rate is as follows: 0.720% of aggregate net assets.
Material Fund Change Strategies [Text Block]	In addition, as of May 28, 2025, the “Principal investment strategies” in the “Fund Summary” section are revised to remove references to GW&K’s investment strategies.
Material Fund Change Adviser [Text Block]
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, GW&K Investment Management (“GW&K”) was removed as subadvisor to the fund. Dimensional Fund Advisers LP continues to subadvise the fund as the sole subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022708 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series I
Trading Symbol	JADLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series I/JADLX)	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series I/JADLX) returned 9.18% for the year ended December 31, 2025. U.S. stocks delivered strong returns in 2025 for the year. While 2025 saw a weakening job market, overall growth was resilient, and markets reacted positively to the Federal Reserve making three interest rate cuts during the later part of the year. Much of these gains were fueled by enthusiasm for artificial intelligence (AI) as key AI related stocks delivered strong returns.
TOP PERFORMANCE CONTRIBUTORS
Portfolio allocation | The portfolio's focus on U.S. small cap value stocks contributed to absolute performance.
Financials | The financials sector had strong returns and contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector was the weakest performing sector and detracted from absolute performance.
Consumer discretionary | While consumer discretionary helped performance overall, specific holdings such as Newell Brands, Inc. and PVH Corp. within this sector detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and GW&K Investment Management, LLC and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series I/JADLX)	9.18%	10.54%	10.04%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 28, 2025
Net Assets	$ 180,484,054
Holdings Count | Holding	1,169
Advisory Fees Paid, Amount	$ 1,210,736
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$180,484,054
Total number of portfolio holdings	1,169
Total advisory fees paid (net)	$1,210,736
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Alcoa Corp.	0.7%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Ally Financial, Inc.	0.6%
Viatris, Inc.	0.6%
Ball Corp.	0.6%
WESCO International, Inc.	0.6%
Invesco, Ltd.	0.6%
Comerica, Inc.	0.5%
First Horizon Corp.	0.5%

Sector Composition
Financials	29.5%
Industrials	16.1%
Consumer discretionary	13.9%
Energy	8.9%
Health care	7.5%
Materials	7.3%
Information technology	6.6%
Consumer staples	5.7%
Communication services	2.7%
Real estate	1.0%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alcoa Corp.	0.7%
TD SYNNEX Corp.	0.6%
Toll Brothers, Inc.	0.6%
Ally Financial, Inc.	0.6%
Viatris, Inc.	0.6%
Ball Corp.	0.6%
WESCO International, Inc.	0.6%
Invesco, Ltd.	0.6%
Comerica, Inc.	0.5%
First Horizon Corp.	0.5%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, GW&K Investment Management (“GW&K”) was removed as subadvisor to the fund. Dimensional Fund Advisers LP continues to subadvise the fund as the sole subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 28, 2025 whereby the annual rate is as follows: 0.720% of aggregate net assets.
In addition, as of May 28, 2025, the “Principal investment strategies” in the “Fund Summary” section are revised to remove references to GW&K’s investment strategies.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Expenses [Text Block]	At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 28, 2025 whereby the annual rate is as follows: 0.720% of aggregate net assets.
Material Fund Change Strategies [Text Block]	In addition, as of May 28, 2025, the “Principal investment strategies” in the “Fund Summary” section are revised to remove references to GW&K’s investment strategies.
Material Fund Change Adviser [Text Block]
At a meeting held on March 25-27, 2025, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 28, 2025, GW&K Investment Management (“GW&K”) was removed as subadvisor to the fund. Dimensional Fund Advisers LP continues to subadvise the fund as the sole subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022712 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Core Trust
Class Name	Series I
Trading Symbol	JESVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series I/JESVX)	$101	1.01%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Core Trust (Series I/JESVX) returned 0.06% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading contributing sector to absolute performance with its holdings in Advanced Energy Industries, Inc. and MACOM Technology Solutions Holdings, Inc.
Industrials | The industrials sector also performed well with positions in MasTec, Inc., Atmus Filtration Technologies, Inc. and Regal Rexnord Corp.
Health care | The fund’s allocation to the health care sector also added to performance.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from performance on an absolute basis. Oxford Industries, Inc., Steven Madden, Ltd., and Sonos, Inc. were leading detractors.
Other sectors | Holdings in materials, consumer staples and financials also detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Trust (Series I/JESVX)	0.06%	6.48%	6.05%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 26, 2025
Net Assets	$ 292,775,384
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,835,364
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$292,775,384
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,835,364
Portfolio turnover rate	147%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Cullen/Frost Bankers, Inc.	2.0%
The Timken Company	2.0%
Banner Corp.	1.9%
Braze, Inc., Class A	1.9%
Kulicke & Soffa Industries, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Arcosa, Inc.	1.9%
Q2 Holdings, Inc.	1.8%
Alkami Technology, Inc.	1.8%

Sector Composition
Information technology	24.1%
Industrials	20.3%
Health care	14.6%
Financials	13.2%
Consumer discretionary	13.1%
Real estate	3.2%
Energy	2.7%
Consumer staples	2.4%
Communication services	1.6%
Materials	1.5%
Utilities	1.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SouthState Bank Corp.	2.1%
Cullen/Frost Bankers, Inc.	2.0%
The Timken Company	2.0%
Banner Corp.	1.9%
Braze, Inc., Class A	1.9%
Kulicke & Soffa Industries, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Arcosa, Inc.	1.9%
Q2 Holdings, Inc.	1.8%
Alkami Technology, Inc.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 10-11, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective April 26, 2025 (the Effective Date), Wellington Management Company LLP was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective April 26, 2025 whereby the annual rate is as follows: a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets.
Prior to the Effective Date, Small Cap Core Trust was known as Small Cap Value Trust.
In connection with the Board actions described above, the principal investment strategies of the fund were revised effective on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s emphasis on a bottom-up approach to individual stock selection that focuses on companies with durable, niche business models that have the potential to allow them to earn high returns on capital and that are trading at a significant discount to the subadvisor’s estimate of fair value. The manager then conducts in-depth fundamental research of individual companies to locate companies that have particular attributes such as cash flow and earnings growth visibility, manageable risks, including business risk and financial risk, and above-average return on capital.
Additionally, on the Effective Date, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Credit and counterparty risk; Hedging, derivatives, and other strategic transactions risk; Preferred stock risk; Repurchase agreements risk and Warrants risk. Financial services sector risk; Industrials sector risk and Value investment style risk were removed.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Name [Text Block]	Prior to the Effective Date, Small Cap Core Trust was known as Small Cap Value Trust.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective April 26, 2025 whereby the annual rate is as follows: a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets.

Material Fund Change Strategies [Text Block]	In connection with the Board actions described above, the principal investment strategies of the fund were revised effective on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s emphasis on a bottom-up approach to individual stock selection that focuses on companies with durable, niche business models that have the potential to allow them to earn high returns on capital and that are trading at a significant discount to the subadvisor’s estimate of fair value.
Material Fund Change Risks Change [Text Block]	The manager then conducts in-depth fundamental research of individual companies to locate companies that have particular attributes such as cash flow and earnings growth visibility, manageable risks, including business risk and financial risk, and above-average return on capital.Additionally, on the Effective Date, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Credit and counterparty risk; Hedging, derivatives, and other strategic transactions risk; Preferred stock risk; Repurchase agreements risk and Warrants risk. Financial services sector risk; Industrials sector risk and Value investment style risk were removed.
Material Fund Change Adviser [Text Block]
At a meeting held on December 10-11, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective April 26, 2025 (the Effective Date), Wellington Management Company LLP was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022713 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Core Trust
Class Name	Series II
Trading Symbol	JAGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series II/JAGZX)	$121	1.21%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Core Trust (Series II/JAGZX) declined 0.12% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading contributing sector to absolute performance with its holdings in Advanced Energy Industries, Inc. and MACOM Technology Solutions Holdings, Inc.
Industrials | The industrials sector also performed well with positions in MasTec, Inc., Atmus Filtration Technologies, Inc. and Regal Rexnord Corp.
Health care | The fund’s allocation to the health care sector also added to performance.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from performance on an absolute basis. Oxford Industries, Inc., Steven Madden, Ltd., and Sonos, Inc. were leading detractors.
Other sectors | Holdings in materials, consumer staples and financials also detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Trust (Series II/JAGZX)	(0.12)%	6.28%	5.84%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 26, 2025
Net Assets	$ 292,775,384
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,835,364
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$292,775,384
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,835,364
Portfolio turnover rate	147%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Cullen/Frost Bankers, Inc.	2.0%
The Timken Company	2.0%
Banner Corp.	1.9%
Braze, Inc., Class A	1.9%
Kulicke & Soffa Industries, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Arcosa, Inc.	1.9%
Q2 Holdings, Inc.	1.8%
Alkami Technology, Inc.	1.8%

Sector Composition
Information technology	24.1%
Industrials	20.3%
Health care	14.6%
Financials	13.2%
Consumer discretionary	13.1%
Real estate	3.2%
Energy	2.7%
Consumer staples	2.4%
Communication services	1.6%
Materials	1.5%
Utilities	1.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SouthState Bank Corp.	2.1%
Cullen/Frost Bankers, Inc.	2.0%
The Timken Company	2.0%
Banner Corp.	1.9%
Braze, Inc., Class A	1.9%
Kulicke & Soffa Industries, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Arcosa, Inc.	1.9%
Q2 Holdings, Inc.	1.8%
Alkami Technology, Inc.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 10-11, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective April 26, 2025 (the Effective Date), Wellington Management Company LLP was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective April 26, 2025 whereby the annual rate is as follows: a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets.
Prior to the Effective Date, Small Cap Core Trust was known as Small Cap Value Trust.
In connection with the Board actions described above, the principal investment strategies of the fund were revised effective on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s emphasis on a bottom-up approach to individual stock selection that focuses on companies with durable, niche business models that have the potential to allow them to earn high returns on capital and that are trading at a significant discount to the subadvisor’s estimate of fair value. The manager then conducts in-depth fundamental research of individual companies to locate companies that have particular attributes such as cash flow and earnings growth visibility, manageable risks, including business risk and financial risk, and above-average return on capital.
Additionally, on the Effective Date, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Credit and counterparty risk; Hedging, derivatives, and other strategic transactions risk; Preferred stock risk; Repurchase agreements risk and Warrants risk. Financial services sector risk; Industrials sector risk and Value investment style risk were removed.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Name [Text Block]	Prior to the Effective Date, Small Cap Core Trust was known as Small Cap Value Trust.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective April 26, 2025 whereby the annual rate is as follows: a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets.

Material Fund Change Strategies [Text Block]	In connection with the Board actions described above, the principal investment strategies of the fund were revised effective on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s emphasis on a bottom-up approach to individual stock selection that focuses on companies with durable, niche business models that have the potential to allow them to earn high returns on capital and that are trading at a significant discount to the subadvisor’s estimate of fair value.
Material Fund Change Risks Change [Text Block]	The manager then conducts in-depth fundamental research of individual companies to locate companies that have particular attributes such as cash flow and earnings growth visibility, manageable risks, including business risk and financial risk, and above-average return on capital.Additionally, on the Effective Date, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Credit and counterparty risk; Hedging, derivatives, and other strategic transactions risk; Preferred stock risk; Repurchase agreements risk and Warrants risk. Financial services sector risk; Industrials sector risk and Value investment style risk were removed.
Material Fund Change Adviser [Text Block]
At a meeting held on December 10-11, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective April 26, 2025 (the Effective Date), Wellington Management Company LLP was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022711 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Core Trust
Class Name	Series NAV
Trading Symbol	JAHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Trust, formerly Small Cap Value Trust, (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series NAV/JAHBX)	$96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Core Trust (Series NAV/JAHBX) returned 0.11% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading contributing sector to absolute performance with its holdings in Advanced Energy Industries, Inc. and MACOM Technology Solutions Holdings, Inc.
Industrials | The industrials sector also performed well with positions in MasTec, Inc., Atmus Filtration Technologies, Inc. and Regal Rexnord Corp.
Health care | The fund’s allocation to the health care sector also added to performance.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from performance on an absolute basis. Oxford Industries, Inc., Steven Madden, Ltd., and Sonos, Inc. were leading detractors.
Other sectors | Holdings in materials, consumer staples and financials also detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Trust (Series NAV/JAHBX)	0.11%	6.53%	6.10%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 26, 2025
Net Assets	$ 292,775,384
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,835,364
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$292,775,384
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,835,364
Portfolio turnover rate	147%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Cullen/Frost Bankers, Inc.	2.0%
The Timken Company	2.0%
Banner Corp.	1.9%
Braze, Inc., Class A	1.9%
Kulicke & Soffa Industries, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Arcosa, Inc.	1.9%
Q2 Holdings, Inc.	1.8%
Alkami Technology, Inc.	1.8%

Sector Composition
Information technology	24.1%
Industrials	20.3%
Health care	14.6%
Financials	13.2%
Consumer discretionary	13.1%
Real estate	3.2%
Energy	2.7%
Consumer staples	2.4%
Communication services	1.6%
Materials	1.5%
Utilities	1.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SouthState Bank Corp.	2.1%
Cullen/Frost Bankers, Inc.	2.0%
The Timken Company	2.0%
Banner Corp.	1.9%
Braze, Inc., Class A	1.9%
Kulicke & Soffa Industries, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Arcosa, Inc.	1.9%
Q2 Holdings, Inc.	1.8%
Alkami Technology, Inc.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 10-11, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective April 26, 2025 (the Effective Date), Wellington Management Company LLP was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective April 26, 2025 whereby the annual rate is as follows: a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets.
Prior to the Effective Date, Small Cap Core Trust was known as Small Cap Value Trust.
In connection with the Board actions described above, the principal investment strategies of the fund were revised effective on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s emphasis on a bottom-up approach to individual stock selection that focuses on companies with durable, niche business models that have the potential to allow them to earn high returns on capital and that are trading at a significant discount to the subadvisor’s estimate of fair value. The manager then conducts in-depth fundamental research of individual companies to locate companies that have particular attributes such as cash flow and earnings growth visibility, manageable risks, including business risk and financial risk, and above-average return on capital.
Additionally, on the Effective Date, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Credit and counterparty risk; Hedging, derivatives, and other strategic transactions risk; Preferred stock risk; Repurchase agreements risk and Warrants risk. Financial services sector risk; Industrials sector risk and Value investment style risk were removed.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Name [Text Block]	Prior to the Effective Date, Small Cap Core Trust was known as Small Cap Value Trust.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective April 26, 2025 whereby the annual rate is as follows: a) 0.870% of the first $300 million of aggregate net assets; b) 0.830% of the next $300 million of aggregate net assets; c) 0.815% of the next $300 million of aggregate net assets; and d) 0.800% of the excess over $900 million of aggregate net assets.

Material Fund Change Strategies [Text Block]	In connection with the Board actions described above, the principal investment strategies of the fund were revised effective on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s emphasis on a bottom-up approach to individual stock selection that focuses on companies with durable, niche business models that have the potential to allow them to earn high returns on capital and that are trading at a significant discount to the subadvisor’s estimate of fair value.
Material Fund Change Risks Change [Text Block]	The manager then conducts in-depth fundamental research of individual companies to locate companies that have particular attributes such as cash flow and earnings growth visibility, manageable risks, including business risk and financial risk, and above-average return on capital.Additionally, on the Effective Date, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Credit and counterparty risk; Hedging, derivatives, and other strategic transactions risk; Preferred stock risk; Repurchase agreements risk and Warrants risk. Financial services sector risk; Industrials sector risk and Value investment style risk were removed.
Material Fund Change Adviser [Text Block]
At a meeting held on December 10-11, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective April 26, 2025 (the Effective Date), Wellington Management Company LLP was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022723 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series NAV
Trading Symbol	JAEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series NAV/JAEQX)	$113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Company Value Trust (Series NAV/JAEQX) returned 7.11% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy. In addition, the U.S. Federal Reserve resumed reducing short-term interest rates despite continued elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed in absolute terms, supported by strong gains from Nextpower, Inc.
Financials | Financials contributed in absolute terms, driven by PennyMac Financial Services, Inc.
Information technology | The information technology sector also added value, notably our holding in Viavi Solutions, Inc.
TOP PERFORMANCE DETRACTORS
Consumer staples | Consumer staples detracted from absolute performance, due to negative performance by BellRing Brands, Inc. and Grocery Outlet Holding Corp.
Real estate | The real estate sector also weighed on performance. Apple Hospitality REIT, Inc. was a notable detractor.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series NAV/JAEQX)	7.11%	6.02%	8.98%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 127,876,132
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,202,580
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,876,132
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,202,580
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Columbia Banking System, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.7%
PennyMac Financial Services, Inc.	1.6%
Curbline Properties Corp.	1.3%
CareTrust REIT, Inc.	1.2%
Western Alliance Bancorp	1.1%
Cytokinetics, Inc.	1.1%
FB Financial Corp.	1.1%
Texas Capital Bancshares, Inc.	1.0%
Independence Realty Trust, Inc.	1.0%

Sector Composition
Financials	26.4%
Industrials	12.8%
Health care	10.6%
Consumer discretionary	10.1%
Information technology	9.2%
Real estate	8.9%
Energy	6.9%
Utilities	5.4%
Materials	4.7%
Communication services	2.0%
Consumer staples	1.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Columbia Banking System, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.7%
PennyMac Financial Services, Inc.	1.6%
Curbline Properties Corp.	1.3%
CareTrust REIT, Inc.	1.2%
Western Alliance Bancorp	1.1%
Cytokinetics, Inc.	1.1%
FB Financial Corp.	1.1%
Texas Capital Bancshares, Inc.	1.0%
Independence Realty Trust, Inc.	1.0%

C000022725 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series II
Trading Symbol	JAERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series II/JAERX)	$139	1.34%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Company Value Trust (Series II/JAERX) returned 7.00% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy. In addition, the U.S. Federal Reserve resumed reducing short-term interest rates despite continued elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed in absolute terms, supported by strong gains from Nextpower, Inc.
Financials | Financials contributed in absolute terms, driven by PennyMac Financial Services, Inc.
Information technology | The information technology sector also added value, notably our holding in Viavi Solutions, Inc.
TOP PERFORMANCE DETRACTORS
Consumer staples | Consumer staples detracted from absolute performance, due to negative performance by BellRing Brands, Inc. and Grocery Outlet Holding Corp.
Real estate | The real estate sector also weighed on performance. Apple Hospitality REIT, Inc. was a notable detractor.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series II/JAERX)	7.00%	5.77%	8.72%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 127,876,132
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,202,580
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,876,132
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,202,580
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Columbia Banking System, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.7%
PennyMac Financial Services, Inc.	1.6%
Curbline Properties Corp.	1.3%
CareTrust REIT, Inc.	1.2%
Western Alliance Bancorp	1.1%
Cytokinetics, Inc.	1.1%
FB Financial Corp.	1.1%
Texas Capital Bancshares, Inc.	1.0%
Independence Realty Trust, Inc.	1.0%

Sector Composition
Financials	26.4%
Industrials	12.8%
Health care	10.6%
Consumer discretionary	10.1%
Information technology	9.2%
Real estate	8.9%
Energy	6.9%
Utilities	5.4%
Materials	4.7%
Communication services	2.0%
Consumer staples	1.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Columbia Banking System, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.7%
PennyMac Financial Services, Inc.	1.6%
Curbline Properties Corp.	1.3%
CareTrust REIT, Inc.	1.2%
Western Alliance Bancorp	1.1%
Cytokinetics, Inc.	1.1%
FB Financial Corp.	1.1%
Texas Capital Bancshares, Inc.	1.0%
Independence Realty Trust, Inc.	1.0%

C000022724 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series I
Trading Symbol	JAEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series I/JAEPX)	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Company Value Trust (Series I/JAEPX) returned 7.12% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy. In addition, the U.S. Federal Reserve resumed reducing short-term interest rates despite continued elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector contributed in absolute terms, supported by strong gains from Nextpower, Inc.
Financials | Financials contributed in absolute terms, driven by PennyMac Financial Services, Inc.
Information technology | The information technology sector also added value, notably our holding in Viavi Solutions, Inc.
TOP PERFORMANCE DETRACTORS
Consumer staples | Consumer staples detracted from absolute performance, due to negative performance by BellRing Brands, Inc. and Grocery Outlet Holding Corp.
Real estate | The real estate sector also weighed on performance. Apple Hospitality REIT, Inc. was a notable detractor.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series I/JAEPX)	7.12%	5.96%	8.93%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 127,876,132
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,202,580
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,876,132
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,202,580
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Columbia Banking System, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.7%
PennyMac Financial Services, Inc.	1.6%
Curbline Properties Corp.	1.3%
CareTrust REIT, Inc.	1.2%
Western Alliance Bancorp	1.1%
Cytokinetics, Inc.	1.1%
FB Financial Corp.	1.1%
Texas Capital Bancshares, Inc.	1.0%
Independence Realty Trust, Inc.	1.0%

Sector Composition
Financials	26.4%
Industrials	12.8%
Health care	10.6%
Consumer discretionary	10.1%
Information technology	9.2%
Real estate	8.9%
Energy	6.9%
Utilities	5.4%
Materials	4.7%
Communication services	2.0%
Consumer staples	1.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Columbia Banking System, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.7%
PennyMac Financial Services, Inc.	1.6%
Curbline Properties Corp.	1.3%
CareTrust REIT, Inc.	1.2%
Western Alliance Bancorp	1.1%
Cytokinetics, Inc.	1.1%
FB Financial Corp.	1.1%
Texas Capital Bancshares, Inc.	1.0%
Independence Realty Trust, Inc.	1.0%

C000022744 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series I
Trading Symbol	JVFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series I/JVFLX)	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series I/JVFLX) returned 15.93% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period driven by Nasdaq, Inc. and Citigroup, Inc.
Information technology | The information technology also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and health care sectors were other contributing sectors to absolute performance.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from absolute fund performance with holdings in Mobileye Global, Inc., Lennar Corp., and CarMax, Inc.
Materials | The materials sector was another fund performance detractor led by LyondellBasell Industries NV.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series I/JVFLX)	15.93%	14.90%	12.58%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 837,832,910
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,432,814
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$837,832,910
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,432,814
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.1%
Alphabet, Inc., Class A	3.8%
Nasdaq, Inc.	3.7%
Elevance Health, Inc.	3.6%
Elanco Animal Health, Inc.	3.4%
Microsoft Corp.	3.3%
Hologic, Inc.	3.0%
Crown Castle, Inc.	2.9%
KKR & Company, Inc.	2.6%
GSK PLC, ADR	2.5%

Sector Composition
Health care	20.0%
Financials	16.1%
Information technology	13.4%
Industrials	11.6%
Consumer discretionary	8.7%
Communication services	8.3%
Consumer staples	7.4%
Energy	6.8%
Real estate	2.9%
Materials	1.0%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	4.1%
Alphabet, Inc., Class A	3.8%
Nasdaq, Inc.	3.7%
Elevance Health, Inc.	3.6%
Elanco Animal Health, Inc.	3.4%
Microsoft Corp.	3.3%
Hologic, Inc.	3.0%
Crown Castle, Inc.	2.9%
KKR & Company, Inc.	2.6%
GSK PLC, ADR	2.5%

C000022745 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series II
Trading Symbol	JADJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series II/JADJX)	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series II/JADJX) returned 15.71% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period driven by Nasdaq, Inc. and Citigroup, Inc.
Information technology | The information technology also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and health care sectors were other contributing sectors to absolute performance.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from absolute fund performance with holdings in Mobileye Global, Inc., Lennar Corp., and CarMax, Inc.
Materials | The materials sector was another fund performance detractor led by LyondellBasell Industries NV.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series II/JADJX)	15.71%	14.68%	12.36%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 837,832,910
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,432,814
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$837,832,910
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,432,814
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.1%
Alphabet, Inc., Class A	3.8%
Nasdaq, Inc.	3.7%
Elevance Health, Inc.	3.6%
Elanco Animal Health, Inc.	3.4%
Microsoft Corp.	3.3%
Hologic, Inc.	3.0%
Crown Castle, Inc.	2.9%
KKR & Company, Inc.	2.6%
GSK PLC, ADR	2.5%

Sector Composition
Health care	20.0%
Financials	16.1%
Information technology	13.4%
Industrials	11.6%
Consumer discretionary	8.7%
Communication services	8.3%
Consumer staples	7.4%
Energy	6.8%
Real estate	2.9%
Materials	1.0%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	4.1%
Alphabet, Inc., Class A	3.8%
Nasdaq, Inc.	3.7%
Elevance Health, Inc.	3.6%
Elanco Animal Health, Inc.	3.4%
Microsoft Corp.	3.3%
Hologic, Inc.	3.0%
Crown Castle, Inc.	2.9%
KKR & Company, Inc.	2.6%
GSK PLC, ADR	2.5%

C000022743 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series NAV
Trading Symbol	JADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series NAV/JADIX)	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series NAV/JADIX) returned 16.01% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to absolute performance by posting positive returns for the period driven by Nasdaq, Inc. and Citigroup, Inc.
Information technology | The information technology also contributed to absolute performance. Samsung Electronics Company, Ltd., and Oracle Corp. were leading performers in this sector.
Other contributors | The industrials and health care sectors were other contributing sectors to absolute performance.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted the most from absolute fund performance with holdings in Mobileye Global, Inc., Lennar Corp., and CarMax, Inc.
Materials | The materials sector was another fund performance detractor led by LyondellBasell Industries NV.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series NAV/JADIX)	16.01%	14.96%	12.64%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 837,832,910
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,432,814
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$837,832,910
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,432,814
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.1%
Alphabet, Inc., Class A	3.8%
Nasdaq, Inc.	3.7%
Elevance Health, Inc.	3.6%
Elanco Animal Health, Inc.	3.4%
Microsoft Corp.	3.3%
Hologic, Inc.	3.0%
Crown Castle, Inc.	2.9%
KKR & Company, Inc.	2.6%
GSK PLC, ADR	2.5%

Sector Composition
Health care	20.0%
Financials	16.1%
Information technology	13.4%
Industrials	11.6%
Consumer discretionary	8.7%
Communication services	8.3%
Consumer staples	7.4%
Energy	6.8%
Real estate	2.9%
Materials	1.0%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	4.1%
Alphabet, Inc., Class A	3.8%
Nasdaq, Inc.	3.7%
Elevance Health, Inc.	3.6%
Elanco Animal Health, Inc.	3.4%
Microsoft Corp.	3.3%
Hologic, Inc.	3.0%
Crown Castle, Inc.	2.9%
KKR & Company, Inc.	2.6%
GSK PLC, ADR	2.5%

C000022759 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series NAV
Trading Symbol	JAFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series NAV/JAFEX)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Stock Market Index Trust (Series NAV/JAFEX) returned 16.68% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The communication services and financials sectors also added to absolute performance with holdings in Alphabet, Inc. and JPMorgan Chase & Co., respectively.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Individual holdings | The fund's holding in UnitedHealth Group Inc. detracted the most from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series NAV/JAFEX)	16.68%	12.42%	13.73%
Wilshire 5000 Total Market Full Cap Index	17.15%	12.80%	14.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 1,135,579,708
Holdings Count | Holding	2,898
Advisory Fees Paid, Amount	$ 4,159,927
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,135,579,708
Total number of portfolio holdings	2,898
Total advisory fees paid (net)	$4,159,927
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.3%
Apple, Inc.	5.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Eli Lilly & Company	1.4%

Sector Composition
Information technology	30.5%
Financials	13.7%
Consumer discretionary	10.5%
Communication services	9.8%
Health care	9.8%
Industrials	9.0%
Consumer staples	4.9%
Energy	2.8%
Materials	2.2%
Real estate	2.1%
Utilities	2.1%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.3%
Apple, Inc.	5.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Eli Lilly & Company	1.4%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022761 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series II
Trading Symbol	JAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series II/JAFFX)	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Stock Market Index Trust (Series II/JAFFX) returned 16.43% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The communication services and financials sectors also added to absolute performance with holdings in Alphabet, Inc. and JPMorgan Chase & Co., respectively.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Individual holdings | The fund's holding in UnitedHealth Group Inc. detracted the most from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series II/JAFFX)	16.43%	12.14%	13.44%
Wilshire 5000 Total Market Full Cap Index	17.15%	12.80%	14.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 1,135,579,708
Holdings Count | Holding	2,898
Advisory Fees Paid, Amount	$ 4,159,927
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,135,579,708
Total number of portfolio holdings	2,898
Total advisory fees paid (net)	$4,159,927
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.3%
Apple, Inc.	5.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Eli Lilly & Company	1.4%

Sector Composition
Information technology	30.5%
Financials	13.7%
Consumer discretionary	10.5%
Communication services	9.8%
Health care	9.8%
Industrials	9.0%
Consumer staples	4.9%
Energy	2.8%
Materials	2.2%
Real estate	2.1%
Utilities	2.1%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.3%
Apple, Inc.	5.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Eli Lilly & Company	1.4%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022760 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series I
Trading Symbol	JETSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series I/JETSX)	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Stock Market Index Trust (Series I/JETSX) returned 16.63% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Information technology was the leading sector contributing to absolute fund performance. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were strong performers.
Other contributors | The communication services and financials sectors also added to absolute performance with holdings in Alphabet, Inc. and JPMorgan Chase & Co., respectively.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Individual holdings | The fund's holding in UnitedHealth Group Inc. detracted the most from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series I/JETSX)	16.63%	12.36%	13.67%
Wilshire 5000 Total Market Full Cap Index	17.15%	12.80%	14.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2025
Net Assets	$ 1,135,579,708
Holdings Count | Holding	2,898
Advisory Fees Paid, Amount	$ 4,159,927
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,135,579,708
Total number of portfolio holdings	2,898
Total advisory fees paid (net)	$4,159,927
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.3%
Apple, Inc.	5.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Eli Lilly & Company	1.4%

Sector Composition
Information technology	30.5%
Financials	13.7%
Consumer discretionary	10.5%
Communication services	9.8%
Health care	9.8%
Industrials	9.0%
Consumer staples	4.9%
Energy	2.8%
Materials	2.2%
Real estate	2.1%
Utilities	2.1%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.3%
Apple, Inc.	5.6%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Eli Lilly & Company	1.4%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Adviser [Text Block]
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022812 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series I
Trading Symbol	JADBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series I/JADBX)	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Trust (Series I/JADBX) returned 0.63% for the year ended December 31, 2025. U.S. equities advanced in 2025, driven by stable inflation, strong earnings, better trade sentiment, and above-trend GDP growth. Volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, U.S Federal Reserve policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Economic momentum increased with the fastest GDP expansion in two years, fueled by AI investment, consumer demand, and government spending. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and Prologis, Inc. | Positions in Welltower, Inc. and Prologis, Inc. contributed the most to the fund’s absolute performance.
Healthcare Real Estate and Warehouse/Logistics | The healthcare real estate and warehouse/logistics industries contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Equinix, Inc. and SL Green Realty Corp. | Positions in Equinix, Inc. and SL Green Realty Corp. weighed on the fund’s absolute performance.
Real Estate Technology and Multifamily | The real estate technology and multifamily industries detracted the most from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series I/JADBX)	0.63%	5.73%	5.87%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Select REIT Index	3.67%	6.65%	4.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 294,656,429
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,985,253
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$294,656,429
Total number of portfolio holdings	37
Total advisory fees paid (net)	$1,985,253
Portfolio turnover rate	108%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	12.7%
Prologis, Inc.	11.8%
Simon Property Group, Inc.	6.7%
Equinix, Inc.	6.5%
Essex Property Trust, Inc.	4.0%
WP Carey, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
Digital Realty Trust, Inc.	3.5%
Public Storage	3.2%
American Healthcare REIT, Inc.	2.9%

Industry Composition
Health care REITs	20.5%
Industrial REITs	16.0%
Specialized REITs	15.6%
Retail REITs	14.2%
Residential REITs	13.1%
Diversified REITs	6.0%
Office REITs	3.6%
Hotels, restaurants and leisure	2.8%
Real estate management and development	1.8%
Health care providers and services	1.6%
Capital markets	1.5%
Hotel and resort REITs	1.1%
IT services	0.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	12.7%
Prologis, Inc.	11.8%
Simon Property Group, Inc.	6.7%
Equinix, Inc.	6.5%
Essex Property Trust, Inc.	4.0%
WP Carey, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
Digital Realty Trust, Inc.	3.5%
Public Storage	3.2%
American Healthcare REIT, Inc.	2.9%

C000022813 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series II
Trading Symbol	JAJLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series II/JAJLX)	$101	1.01%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Trust (Series II/JAJLX) returned 0.40% for the year ended December 31, 2025. U.S. equities advanced in 2025, driven by stable inflation, strong earnings, better trade sentiment, and above-trend GDP growth. Volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, U.S Federal Reserve policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Economic momentum increased with the fastest GDP expansion in two years, fueled by AI investment, consumer demand, and government spending. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and Prologis, Inc. | Positions in Welltower, Inc. and Prologis, Inc. contributed the most to the fund’s absolute performance.
Healthcare Real Estate and Warehouse/Logistics | The healthcare real estate and warehouse/logistics industries contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Equinix, Inc. and SL Green Realty Corp. | Positions in Equinix, Inc. and SL Green Realty Corp. weighed on the fund’s absolute performance.
Real Estate Technology and Multifamily | The real estate technology and multifamily industries detracted the most from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series II/JAJLX)	0.40%	5.51%	5.66%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Select REIT Index	3.67%	6.65%	4.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 294,656,429
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,985,253
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$294,656,429
Total number of portfolio holdings	37
Total advisory fees paid (net)	$1,985,253
Portfolio turnover rate	108%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	12.7%
Prologis, Inc.	11.8%
Simon Property Group, Inc.	6.7%
Equinix, Inc.	6.5%
Essex Property Trust, Inc.	4.0%
WP Carey, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
Digital Realty Trust, Inc.	3.5%
Public Storage	3.2%
American Healthcare REIT, Inc.	2.9%

Industry Composition
Health care REITs	20.5%
Industrial REITs	16.0%
Specialized REITs	15.6%
Retail REITs	14.2%
Residential REITs	13.1%
Diversified REITs	6.0%
Office REITs	3.6%
Hotels, restaurants and leisure	2.8%
Real estate management and development	1.8%
Health care providers and services	1.6%
Capital markets	1.5%
Hotel and resort REITs	1.1%
IT services	0.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	12.7%
Prologis, Inc.	11.8%
Simon Property Group, Inc.	6.7%
Equinix, Inc.	6.5%
Essex Property Trust, Inc.	4.0%
WP Carey, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
Digital Realty Trust, Inc.	3.5%
Public Storage	3.2%
American Healthcare REIT, Inc.	2.9%

C000022811 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series NAV
Trading Symbol	JAJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series NAV/JAJMX)	$76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Trust (Series NAV/JAJMX) returned 0.63% for the year ended December 31, 2025. U.S. equities advanced in 2025, driven by stable inflation, strong earnings, better trade sentiment, and above-trend GDP growth. Volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, U.S Federal Reserve policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Economic momentum increased with the fastest GDP expansion in two years, fueled by AI investment, consumer demand, and government spending. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and Prologis, Inc. | Positions in Welltower, Inc. and Prologis, Inc. contributed the most to the fund’s absolute performance.
Healthcare Real Estate and Warehouse/Logistics | The healthcare real estate and warehouse/logistics industries contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Equinix, Inc. and SL Green Realty Corp. | Positions in Equinix, Inc. and SL Green Realty Corp. weighed on the fund’s absolute performance.
Real Estate Technology and Multifamily | The real estate technology and multifamily industries detracted the most from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series NAV/JAJMX)	0.63%	5.77%	5.91%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Select REIT Index	3.67%	6.65%	4.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 294,656,429
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,985,253
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$294,656,429
Total number of portfolio holdings	37
Total advisory fees paid (net)	$1,985,253
Portfolio turnover rate	108%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	12.7%
Prologis, Inc.	11.8%
Simon Property Group, Inc.	6.7%
Equinix, Inc.	6.5%
Essex Property Trust, Inc.	4.0%
WP Carey, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
Digital Realty Trust, Inc.	3.5%
Public Storage	3.2%
American Healthcare REIT, Inc.	2.9%

Industry Composition
Health care REITs	20.5%
Industrial REITs	16.0%
Specialized REITs	15.6%
Retail REITs	14.2%
Residential REITs	13.1%
Diversified REITs	6.0%
Office REITs	3.6%
Hotels, restaurants and leisure	2.8%
Real estate management and development	1.8%
Health care providers and services	1.6%
Capital markets	1.5%
Hotel and resort REITs	1.1%
IT services	0.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	12.7%
Prologis, Inc.	11.8%
Simon Property Group, Inc.	6.7%
Equinix, Inc.	6.5%
Essex Property Trust, Inc.	4.0%
WP Carey, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
Digital Realty Trust, Inc.	3.5%
Public Storage	3.2%
American Healthcare REIT, Inc.	2.9%

C000022819 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series NAV
Trading Symbol	JAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series NAV/JAFSX)	$104	0.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Science & Technology Trust (Series NAV/JAFSX) returned 23.64% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors | The semiconductors industry contributed to absolute performance driven by Broadcom, Inc.
Internet | The internet industry contributed to absolute performance driven by Alphabet, Inc.
Hardware | The hardware industry also contributed for the annual period driven by Apple, Inc.
TOP PERFORMANCE DETRACTORS
IT services | IT services detracted from absolute performance driven by Accenture PLC.
Industrials | Holdings in industrials detracted from absolute performance driven by Roper Technologies, Inc.
Energy | The energy sector also weighted on performance for the annual period driven by Vistra Corp.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series NAV/JAFSX)	23.64%	13.03%	19.84%
S&P 500 Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,199,946,226
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 9,761,433
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,199,946,226
Total number of portfolio holdings	103
Total advisory fees paid (net)	$9,761,433
Portfolio turnover rate	230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.2%
Microsoft Corp.	8.7%
Broadcom, Inc.	8.6%
Apple, Inc.	8.4%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	3.9%
Palantir Technologies, Inc., Class A	2.5%
Salesforce, Inc.	2.5%
Lam Research Corp.	2.4%

Sector Composition
Information technology	84.9%
Communication services	13.8%
Consumer discretionary	0.3%
Industrials	0.2%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.2%
Microsoft Corp.	8.7%
Broadcom, Inc.	8.6%
Apple, Inc.	8.4%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	3.9%
Palantir Technologies, Inc., Class A	2.5%
Salesforce, Inc.	2.5%
Lam Research Corp.	2.4%

C000022821 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series II
Trading Symbol	JAFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series II/JAFUX)	$132	1.18%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Science & Technology Trust (Series II/JAFUX) returned 23.29% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors | The semiconductors industry contributed to absolute performance driven by Broadcom, Inc.
Internet | The internet industry contributed to absolute performance driven by Alphabet, Inc.
Hardware | The hardware industry also contributed for the annual period driven by Apple, Inc.
TOP PERFORMANCE DETRACTORS
IT services | IT services detracted from absolute performance driven by Accenture PLC.
Industrials | Holdings in industrials detracted from absolute performance driven by Roper Technologies, Inc.
Energy | The energy sector also weighted on performance for the annual period driven by Vistra Corp.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series II/JAFUX)	23.29%	12.74%	19.54%
S&P 500 Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,199,946,226
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 9,761,433
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,199,946,226
Total number of portfolio holdings	103
Total advisory fees paid (net)	$9,761,433
Portfolio turnover rate	230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.2%
Microsoft Corp.	8.7%
Broadcom, Inc.	8.6%
Apple, Inc.	8.4%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	3.9%
Palantir Technologies, Inc., Class A	2.5%
Salesforce, Inc.	2.5%
Lam Research Corp.	2.4%

Sector Composition
Information technology	84.9%
Communication services	13.8%
Consumer discretionary	0.3%
Industrials	0.2%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.2%
Microsoft Corp.	8.7%
Broadcom, Inc.	8.6%
Apple, Inc.	8.4%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	3.9%
Palantir Technologies, Inc., Class A	2.5%
Salesforce, Inc.	2.5%
Lam Research Corp.	2.4%

C000022820 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series I
Trading Symbol	JESTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series I/JESTX)	$110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Science & Technology Trust (Series I/JESTX) returned 23.58% for the year ended December 31, 2025. Major U.S. stock market indexes rose in 2025. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors | The semiconductors industry contributed to absolute performance driven by Broadcom, Inc.
Internet | The internet industry contributed to absolute performance driven by Alphabet, Inc.
Hardware | The hardware industry also contributed for the annual period driven by Apple, Inc.
TOP PERFORMANCE DETRACTORS
IT services | IT services detracted from absolute performance driven by Accenture PLC.
Industrials | Holdings in industrials detracted from absolute performance driven by Roper Technologies, Inc.
Energy | The energy sector also weighted on performance for the annual period driven by Vistra Corp.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series I/JESTX)	23.58%	12.97%	19.79%
S&P 500 Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,199,946,226
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 9,761,433
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,199,946,226
Total number of portfolio holdings	103
Total advisory fees paid (net)	$9,761,433
Portfolio turnover rate	230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.2%
Microsoft Corp.	8.7%
Broadcom, Inc.	8.6%
Apple, Inc.	8.4%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	3.9%
Palantir Technologies, Inc., Class A	2.5%
Salesforce, Inc.	2.5%
Lam Research Corp.	2.4%

Sector Composition
Information technology	84.9%
Communication services	13.8%
Consumer discretionary	0.3%
Industrials	0.2%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.2%
Microsoft Corp.	8.7%
Broadcom, Inc.	8.6%
Apple, Inc.	8.4%
Meta Platforms, Inc., Class A	5.3%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	3.9%
Palantir Technologies, Inc., Class A	2.5%
Salesforce, Inc.	2.5%
Lam Research Corp.	2.4%

C000022832 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series I
Trading Symbol	JESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series I/JESGX)	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Stock Trust (Series I/JESGX) returned 12.66% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations and later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Sector contributors | The health care and industrials sectors contributed the most to the fund’s absolute performance.
Contributing positions | Positions in Hims & Hers Health, Inc. and Insmed, Inc. contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Sector detractors | The communication services and materials sectors detracted the most from the fund’s absolute performance.
Holdings detractors | Positions in PROCEPT BioRobotics Corp. and BellRing Brands, Inc. were the top detractors from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series I/JESGX)	12.66%	0.36%	10.07%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 264,922,725
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,653,803
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$264,922,725
Total number of portfolio holdings	107
Total advisory fees paid (net)	$2,653,803
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SiTime Corp.	2.9%
Zurn Elkay Water Solutions Corp.	2.2%
Verra Mobility Corp.	2.2%
American Healthcare REIT, Inc.	2.0%
Nextpower, Inc., Class A	1.9%
Alignment Healthcare, Inc.	1.8%
The Vita Coco Company, Inc.	1.8%
Acuity, Inc.	1.8%
SiriusPoint, Ltd.	1.8%
REVOLUTION Medicines, Inc.	1.7%

Sector Composition
Health care	29.2%
Industrials	23.1%
Information technology	19.0%
Consumer discretionary	8.7%
Financials	8.5%
Real estate	3.4%
Materials	2.2%
Consumer staples	2.1%
Energy	1.7%
Communication services	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SiTime Corp.	2.9%
Zurn Elkay Water Solutions Corp.	2.2%
Verra Mobility Corp.	2.2%
American Healthcare REIT, Inc.	2.0%
Nextpower, Inc., Class A	1.9%
Alignment Healthcare, Inc.	1.8%
The Vita Coco Company, Inc.	1.8%
Acuity, Inc.	1.8%
SiriusPoint, Ltd.	1.8%
REVOLUTION Medicines, Inc.	1.7%

C000022833 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series II
Trading Symbol	JAGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series II/JAGQX)	$141	1.33%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Stock Trust (Series II/JAGQX) returned 12.50% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations and later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Sector contributors | The health care and industrials sectors contributed the most to the fund’s absolute performance.
Contributing positions | Positions in Hims & Hers Health, Inc. and Insmed, Inc. contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Sector detractors | The communication services and materials sectors detracted the most from the fund’s absolute performance.
Holdings detractors | Positions in PROCEPT BioRobotics Corp. and BellRing Brands, Inc. were the top detractors from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series II/JAGQX)	12.50%	0.16%	9.86%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 264,922,725
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,653,803
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$264,922,725
Total number of portfolio holdings	107
Total advisory fees paid (net)	$2,653,803
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SiTime Corp.	2.9%
Zurn Elkay Water Solutions Corp.	2.2%
Verra Mobility Corp.	2.2%
American Healthcare REIT, Inc.	2.0%
Nextpower, Inc., Class A	1.9%
Alignment Healthcare, Inc.	1.8%
The Vita Coco Company, Inc.	1.8%
Acuity, Inc.	1.8%
SiriusPoint, Ltd.	1.8%
REVOLUTION Medicines, Inc.	1.7%

Sector Composition
Health care	29.2%
Industrials	23.1%
Information technology	19.0%
Consumer discretionary	8.7%
Financials	8.5%
Real estate	3.4%
Materials	2.2%
Consumer staples	2.1%
Energy	1.7%
Communication services	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SiTime Corp.	2.9%
Zurn Elkay Water Solutions Corp.	2.2%
Verra Mobility Corp.	2.2%
American Healthcare REIT, Inc.	2.0%
Nextpower, Inc., Class A	1.9%
Alignment Healthcare, Inc.	1.8%
The Vita Coco Company, Inc.	1.8%
Acuity, Inc.	1.8%
SiriusPoint, Ltd.	1.8%
REVOLUTION Medicines, Inc.	1.7%

C000022831 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series NAV
Trading Symbol	JAGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series NAV/JAGPX)	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Stock Trust (Series NAV/JAGPX) returned 12.70% for the year ended December 31, 2025. U.S. equities rose over the twelve-month period ending December 31, 2025, buoyed by stabilizing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations and later compounded by artificial intelligence valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. In addition, the Federal Reserve resumed easing with three rate cuts, beginning in September.
TOP PERFORMANCE CONTRIBUTORS
Sector contributors | The health care and industrials sectors contributed the most to the fund’s absolute performance.
Contributing positions | Positions in Hims & Hers Health, Inc. and Insmed, Inc. contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Sector detractors | The communication services and materials sectors detracted the most from the fund’s absolute performance.
Holdings detractors | Positions in PROCEPT BioRobotics Corp. and BellRing Brands, Inc. were the top detractors from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series NAV/JAGPX)	12.70%	0.39%	10.12%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 264,922,725
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,653,803
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$264,922,725
Total number of portfolio holdings	107
Total advisory fees paid (net)	$2,653,803
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SiTime Corp.	2.9%
Zurn Elkay Water Solutions Corp.	2.2%
Verra Mobility Corp.	2.2%
American Healthcare REIT, Inc.	2.0%
Nextpower, Inc., Class A	1.9%
Alignment Healthcare, Inc.	1.8%
The Vita Coco Company, Inc.	1.8%
Acuity, Inc.	1.8%
SiriusPoint, Ltd.	1.8%
REVOLUTION Medicines, Inc.	1.7%

Sector Composition
Health care	29.2%
Industrials	23.1%
Information technology	19.0%
Consumer discretionary	8.7%
Financials	8.5%
Real estate	3.4%
Materials	2.2%
Consumer staples	2.1%
Energy	1.7%
Communication services	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SiTime Corp.	2.9%
Zurn Elkay Water Solutions Corp.	2.2%
Verra Mobility Corp.	2.2%
American Healthcare REIT, Inc.	2.0%
Nextpower, Inc., Class A	1.9%
Alignment Healthcare, Inc.	1.8%
The Vita Coco Company, Inc.	1.8%
Acuity, Inc.	1.8%
SiriusPoint, Ltd.	1.8%
REVOLUTION Medicines, Inc.	1.7%

C000047746 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series III
Trading Symbol	JAIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series III/JAIDX)	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Asset Allocation Trust (Series III/JAIDX) returned 15.76% for the year ended December 31, 2025. U.S. equities saw strong gains, and at the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns, with the information technology sector being particularly additive to results.
Other strong performers | The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the absolute portfolio’s returns.
Fixed income holdings | The bond portfolio yielded lower returns than equities but continued to provide stability and income.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series III/JAIDX)	15.76%	8.94%	9.76%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,221,794,017
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,221,794,017
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	65.5%
Collateralized mortgage obligations	10.2%
Corporate bonds	9.7%
U.S. Government and agency obligations	8.5%
Asset-backed securities	1.9%
Foreign government obligations	0.4%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047745 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series II
Trading Symbol	JAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series II/JAIFX)	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Asset Allocation Trust (Series II/JAIFX) returned 15.31% for the year ended December 31, 2025. U.S. equities saw strong gains, and at the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns, with the information technology sector being particularly additive to results.
Other strong performers | The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the absolute portfolio’s returns.
Fixed income holdings | The bond portfolio yielded lower returns than equities but continued to provide stability and income.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series II/JAIFX)	15.31%	8.47%	9.27%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,221,794,017
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,221,794,017
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	65.5%
Collateralized mortgage obligations	10.2%
Corporate bonds	9.7%
U.S. Government and agency obligations	8.5%
Asset-backed securities	1.9%
Foreign government obligations	0.4%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047744 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series I
Trading Symbol	JAHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series I/JAHZX)	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Asset Allocation Trust (Series I/JAHZX) returned 15.39% for the year ended December 31, 2025. U.S. equities saw strong gains, and at the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns, with the information technology sector being particularly additive to results.
Other strong performers | The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the absolute portfolio’s returns.
Fixed income holdings | The bond portfolio yielded lower returns than equities but continued to provide stability and income.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series I/JAHZX)	15.39%	8.57%	9.37%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,221,794,017
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,221,794,017
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	65.5%
Collateralized mortgage obligations	10.2%
Corporate bonds	9.7%
U.S. Government and agency obligations	8.5%
Asset-backed securities	1.9%
Foreign government obligations	0.4%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047759 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series I
Trading Symbol	JAJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	$111	0.96%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX) returned 31.88% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.
Taiwan Semiconductor Manufacturing Company, Ltd. | The Taiwanese semiconductor maker benefited from high AI-related demand all year for its chips and high-performance computing products and the stock rose considerably.
TOP PERFORMANCE DETRACTORS
EVA Airways Corp. | The Taiwanese air carrier was down slightly for the year after facing stiffer regional competition and a 10% drop in year-over-year revenue.
Hangzhou GreatStar Industrial Company, Ltd. | This Chinese industrials conglomerate experienced a drop in revenues in 2025 amid fluctuating materials costs and general uncertainty about the strength of the macroeconomic backdrop in China, and the stock declined modestly as a result.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	31.88%	7.79%	8.50%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,756,711
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,837,073
Investment Company Portfolio Turnover	199.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$270,756,711
Total number of portfolio holdings	150
Total advisory fees paid (net)	$1,837,073
Portfolio turnover rate	199%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	5.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.3%
Credicorp, Ltd.	3.9%
Millicom International Cellular SA	3.2%
Samsung Electronics Company, Ltd.	3.1%
DBS Group Holdings, Ltd.	2.9%
America Movil SAB de CV, Series B	2.8%
FirstRand, Ltd.	2.6%
Samsung Electronics Company, Ltd.	2.4%
Rede D'Or Sao Luiz SA	2.3%

Sector Composition
Financials	23.6%
Communication services	19.1%
Information technology	18.1%
Consumer discretionary	12.1%
Industrials	6.1%
Health care	4.6%
Materials	4.4%
Consumer staples	4.2%
Energy	3.8%
Utilities	0.1%
Short-term investments and other	3.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	5.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.3%
Credicorp, Ltd.	3.9%
Millicom International Cellular SA	3.2%
Samsung Electronics Company, Ltd.	3.1%
DBS Group Holdings, Ltd.	2.9%
America Movil SAB de CV, Series B	2.8%
FirstRand, Ltd.	2.6%
Samsung Electronics Company, Ltd.	2.4%
Rede D'Or Sao Luiz SA	2.3%

C000047760 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series II
Trading Symbol	JEMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	$134	1.16%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX) returned 31.68% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.
Taiwan Semiconductor Manufacturing Company, Ltd. | The Taiwanese semiconductor maker benefited from high AI-related demand all year for its chips and high-performance computing products and the stock rose considerably.
TOP PERFORMANCE DETRACTORS
EVA Airways Corp. | The Taiwanese air carrier was down slightly for the year after facing stiffer regional competition and a 10% drop in year-over-year revenue.
Hangzhou GreatStar Industrial Company, Ltd. | This Chinese industrials conglomerate experienced a drop in revenues in 2025 amid fluctuating materials costs and general uncertainty about the strength of the macroeconomic backdrop in China, and the stock declined modestly as a result.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	31.68%	7.58%	8.28%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,756,711
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,837,073
Investment Company Portfolio Turnover	199.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$270,756,711
Total number of portfolio holdings	150
Total advisory fees paid (net)	$1,837,073
Portfolio turnover rate	199%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	5.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.3%
Credicorp, Ltd.	3.9%
Millicom International Cellular SA	3.2%
Samsung Electronics Company, Ltd.	3.1%
DBS Group Holdings, Ltd.	2.9%
America Movil SAB de CV, Series B	2.8%
FirstRand, Ltd.	2.6%
Samsung Electronics Company, Ltd.	2.4%
Rede D'Or Sao Luiz SA	2.3%

Sector Composition
Financials	23.6%
Communication services	19.1%
Information technology	18.1%
Consumer discretionary	12.1%
Industrials	6.1%
Health care	4.6%
Materials	4.4%
Consumer staples	4.2%
Energy	3.8%
Utilities	0.1%
Short-term investments and other	3.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	5.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.3%
Credicorp, Ltd.	3.9%
Millicom International Cellular SA	3.2%
Samsung Electronics Company, Ltd.	3.1%
DBS Group Holdings, Ltd.	2.9%
America Movil SAB de CV, Series B	2.8%
FirstRand, Ltd.	2.6%
Samsung Electronics Company, Ltd.	2.4%
Rede D'Or Sao Luiz SA	2.3%

C000047761 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series NAV
Trading Symbol	JHVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	$106	0.91%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX) returned 32.00% for the year ended December 31, 2025. International markets surged during the year as investors shrugged off early tariff concerns and rotated assets away from tech-heavy U.S. equities. A significant and prolonged downturn in the U.S. dollar acted as an additional tailwind for domestic investors with holdings overseas.
TOP PERFORMANCE CONTRIBUTORS
Samsung Electronics Company, Ltd. | The South Korean electronics company posted solid returns during the year driven by continued strong demand for semiconductor manufacturers, as well as by a number of positive policy developments from the Korean government.
Taiwan Semiconductor Manufacturing Company, Ltd. | The Taiwanese semiconductor maker benefited from high AI-related demand all year for its chips and high-performance computing products and the stock rose considerably.
TOP PERFORMANCE DETRACTORS
EVA Airways Corp. | The Taiwanese air carrier was down slightly for the year after facing stiffer regional competition and a 10% drop in year-over-year revenue.
Hangzhou GreatStar Industrial Company, Ltd. | This Chinese industrials conglomerate experienced a drop in revenues in 2025 amid fluctuating materials costs and general uncertainty about the strength of the macroeconomic backdrop in China, and the stock declined modestly as a result.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	32.00%	7.83%	8.56%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,756,711
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,837,073
Investment Company Portfolio Turnover	199.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$270,756,711
Total number of portfolio holdings	150
Total advisory fees paid (net)	$1,837,073
Portfolio turnover rate	199%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	5.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.3%
Credicorp, Ltd.	3.9%
Millicom International Cellular SA	3.2%
Samsung Electronics Company, Ltd.	3.1%
DBS Group Holdings, Ltd.	2.9%
America Movil SAB de CV, Series B	2.8%
FirstRand, Ltd.	2.6%
Samsung Electronics Company, Ltd.	2.4%
Rede D'Or Sao Luiz SA	2.3%

Sector Composition
Financials	23.6%
Communication services	19.1%
Information technology	18.1%
Consumer discretionary	12.1%
Industrials	6.1%
Health care	4.6%
Materials	4.4%
Consumer staples	4.2%
Energy	3.8%
Utilities	0.1%
Short-term investments and other	3.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	5.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.3%
Credicorp, Ltd.	3.9%
Millicom International Cellular SA	3.2%
Samsung Electronics Company, Ltd.	3.1%
DBS Group Holdings, Ltd.	2.9%
America Movil SAB de CV, Series B	2.8%
FirstRand, Ltd.	2.6%
Samsung Electronics Company, Ltd.	2.4%
Rede D'Or Sao Luiz SA	2.3%

C000047763 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series III
Trading Symbol	JAHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series III/JAHVX)	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Global Growth Trust (Series III/JAHVX) returned 21.55% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with the information technology and communication services sectors contributing significantly.
Other strong performers | The industrials, health care, materials and consumer discretionary sectors also delivered positive returns.
Country allocation | U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The financials and energy sectors were detractors from overall results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series III/JAHVX)	21.55%	8.18%	12.12%
MSCI ACWI	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 206,821,960
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$206,821,960
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	29.4%
Industrials	17.7%
Consumer discretionary	13.9%
Financials	13.9%
Health care	7.7%
Communication services	5.4%
Consumer staples	3.3%
Materials	2.5%
Energy	1.3%
Real estate	1.2%
Utilities	0.6%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047762 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series II
Trading Symbol	JAHWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series II/JAHWX)	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Global Growth Trust (Series II/JAHWX) returned 21.08% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with the information technology and communication services sectors contributing significantly.
Other strong performers | The industrials, health care, materials and consumer discretionary sectors also delivered positive returns.
Country allocation | U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The financials and energy sectors were detractors from overall results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series II/JAHWX)	21.08%	7.74%	11.65%
MSCI ACWI	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 206,821,960
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$206,821,960
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	29.4%
Industrials	17.7%
Consumer discretionary	13.9%
Financials	13.9%
Health care	7.7%
Communication services	5.4%
Consumer staples	3.3%
Materials	2.5%
Energy	1.3%
Real estate	1.2%
Utilities	0.6%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047764 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series I
Trading Symbol	JAJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series I/JAJQX)	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Global Growth Trust (Series I/JAJQX) returned 21.17% for the year ended December 31, 2025. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation supported strong market performance throughout the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors posted gains for the fund, with the information technology and communication services sectors contributing significantly.
Other strong performers | The industrials, health care, materials and consumer discretionary sectors also delivered positive returns.
Country allocation | U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The financials and energy sectors were detractors from overall results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series I/JAJQX)	21.17%	7.81%	11.74%
MSCI ACWI	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 206,821,960
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$206,821,960
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	29.4%
Industrials	17.7%
Consumer discretionary	13.9%
Financials	13.9%
Health care	7.7%
Communication services	5.4%
Consumer staples	3.3%
Materials	2.5%
Energy	1.3%
Real estate	1.2%
Utilities	0.6%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000063027 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series I
Trading Symbol	JAFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series I/JAFPX)	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series I/JAFPX) returned 11.61% for the year ended December 31, 2025. U.S. equities rose in 2025 despite significant early‑year volatility driven by President Trump’s sweeping tariff announcements, which ignited inflation concerns and triggered a sharp market sell‑off. Stocks rebounded after the administration issued a 90‑day pause on additional tariffs in April and continued to advance as trade negotiations improved and corporate fundamentals remained supportive. Additional momentum came from renewed Federal Reserve rate cuts later in the year, which helped bolster investor sentiment despite ongoing inflation pressures.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | Strong absolute performance in the communication services sector, led by Alphabet, Inc., contributed positively to results for the period.
Utilities | Utilities provided a positive contribution, driven by strong performance from CenterPoint Energy, Inc.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from the fund’s performance driven by performance from Keurig Dr. Pepper, Inc.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series I/JAFPX)	11.61%	9.06%	10.90%
S&P 500 Index	17.88%	14.42%	14.82%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 490,863,021
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 3,771,766
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$490,863,021
Total number of portfolio holdings	219
Total advisory fees paid (net)	$3,771,766
Portfolio turnover rate	127%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.9%
Amazon.com, Inc.	3.7%
U.S. Treasury Note, 3.625%, 10/31/2030	3.6%
U.S. Treasury Note, 3.500%, 11/30/2030	3.3%
U.S. Treasury Note, 3.875%, 07/31/2030	3.2%
Becton, Dickinson and Company	2.6%
CenterPoint Energy, Inc.	2.1%

Portfolio Composition
Common stocks	64.0%
U.S. Government	16.3%
Term loans	9.7%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.9%
Amazon.com, Inc.	3.7%
U.S. Treasury Note, 3.625%, 10/31/2030	3.6%
U.S. Treasury Note, 3.500%, 11/30/2030	3.3%
U.S. Treasury Note, 3.875%, 07/31/2030	3.2%
Becton, Dickinson and Company	2.6%
CenterPoint Energy, Inc.	2.1%

C000063028 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series II
Trading Symbol	JAFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series II/JAFQX)	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series II/JAFQX) returned 11.35% for the year ended December 31, 2025. U.S. equities rose in 2025 despite significant early‑year volatility driven by President Trump’s sweeping tariff announcements, which ignited inflation concerns and triggered a sharp market sell‑off. Stocks rebounded after the administration issued a 90‑day pause on additional tariffs in April and continued to advance as trade negotiations improved and corporate fundamentals remained supportive. Additional momentum came from renewed Federal Reserve rate cuts later in the year, which helped bolster investor sentiment despite ongoing inflation pressures.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | Strong absolute performance in the communication services sector, led by Alphabet, Inc., contributed positively to results for the period.
Utilities | Utilities provided a positive contribution, driven by strong performance from CenterPoint Energy, Inc.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from the fund’s performance driven by performance from Keurig Dr. Pepper, Inc.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series II/JAFQX)	11.35%	8.84%	10.67%
S&P 500 Index	17.88%	14.42%	14.82%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 490,863,021
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 3,771,766
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$490,863,021
Total number of portfolio holdings	219
Total advisory fees paid (net)	$3,771,766
Portfolio turnover rate	127%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.9%
Amazon.com, Inc.	3.7%
U.S. Treasury Note, 3.625%, 10/31/2030	3.6%
U.S. Treasury Note, 3.500%, 11/30/2030	3.3%
U.S. Treasury Note, 3.875%, 07/31/2030	3.2%
Becton, Dickinson and Company	2.6%
CenterPoint Energy, Inc.	2.1%

Portfolio Composition
Common stocks	64.0%
U.S. Government	16.3%
Term loans	9.7%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.9%
Amazon.com, Inc.	3.7%
U.S. Treasury Note, 3.625%, 10/31/2030	3.6%
U.S. Treasury Note, 3.500%, 11/30/2030	3.3%
U.S. Treasury Note, 3.875%, 07/31/2030	3.2%
Becton, Dickinson and Company	2.6%
CenterPoint Energy, Inc.	2.1%

C000063026 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series NAV
Trading Symbol	JAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series NAV/JAFRX)	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series NAV/JAFRX) returned 11.62% for the year ended December 31, 2025. U.S. equities rose in 2025 despite significant early‑year volatility driven by President Trump’s sweeping tariff announcements, which ignited inflation concerns and triggered a sharp market sell‑off. Stocks rebounded after the administration issued a 90‑day pause on additional tariffs in April and continued to advance as trade negotiations improved and corporate fundamentals remained supportive. Additional momentum came from renewed Federal Reserve rate cuts later in the year, which helped bolster investor sentiment despite ongoing inflation pressures.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector held the largest allocation at period-end and generated positive absolute returns, primarily driven by the strong performance of NVIDIA Corp.
Communication services | Strong absolute performance in the communication services sector, led by Alphabet, Inc., contributed positively to results for the period.
Utilities | Utilities provided a positive contribution, driven by strong performance from CenterPoint Energy, Inc.
TOP PERFORMANCE DETRACTORS
Consumer staples | The consumer staples sector detracted from the fund’s performance driven by performance from Keurig Dr. Pepper, Inc.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series NAV/JAFRX)	11.62%	9.11%	10.95%
S&P 500 Index	17.88%	14.42%	14.82%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	13.70%	8.47%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 490,863,021
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 3,771,766
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$490,863,021
Total number of portfolio holdings	219
Total advisory fees paid (net)	$3,771,766
Portfolio turnover rate	127%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.9%
Amazon.com, Inc.	3.7%
U.S. Treasury Note, 3.625%, 10/31/2030	3.6%
U.S. Treasury Note, 3.500%, 11/30/2030	3.3%
U.S. Treasury Note, 3.875%, 07/31/2030	3.2%
Becton, Dickinson and Company	2.6%
CenterPoint Energy, Inc.	2.1%

Portfolio Composition
Common stocks	64.0%
U.S. Government	16.3%
Term loans	9.7%
Corporate bonds	7.4%
Asset-backed securities	0.1%
Short-term investments and other	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.9%
Amazon.com, Inc.	3.7%
U.S. Treasury Note, 3.625%, 10/31/2030	3.6%
U.S. Treasury Note, 3.500%, 11/30/2030	3.3%
U.S. Treasury Note, 3.875%, 07/31/2030	3.2%
Becton, Dickinson and Company	2.6%
CenterPoint Energy, Inc.	2.1%

C000099622 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series NAV
Trading Symbol	JAINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series NAV/JAINX)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series NAV/JAINX) returned 14.06% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series NAV/JAINX)	14.06%	5.49%	7.07%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 998,797,669
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 359,864
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$998,797,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$359,864
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099621 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series II
Trading Symbol	JAILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series II/JAILX)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series II/JAILX) returned 13.81% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series II/JAILX)	13.81%	5.23%	6.81%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 998,797,669
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 359,864
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$998,797,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$359,864
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099620 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series I
Trading Symbol	JHBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series I/JHBPX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series I/JHBPX) returned 14.10% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series I/JHBPX)	14.10%	5.44%	7.02%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 998,797,669
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 359,864
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$998,797,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$359,864
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099623 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series I
Trading Symbol	JHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series I/JHCIX)	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series I/JHCIX) returned 10.05% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed the most to absolute performance.
Equity allocation | The fund's equity allocation to international and U.S. large-cap stocks also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series I/JHCIX)	10.05%	1.97%	4.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 149,357,321
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$149,357,321
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.1%
Equity	19.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099624 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series II
Trading Symbol	JAIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series II/JAIRX)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series II/JAIRX) returned 9.82% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed the most to absolute performance.
Equity allocation | The fund's equity allocation to international and U.S. large-cap stocks also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series II/JAIRX)	9.82%	1.77%	3.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 149,357,321
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$149,357,321
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.1%
Equity	19.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099625 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series NAV
Trading Symbol	JAIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series NAV/JAIQX) returned 10.07% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed the most to absolute performance.
Equity allocation | The fund's equity allocation to international and U.S. large-cap stocks also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	10.07%	2.02%	4.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 149,357,321
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$149,357,321
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.1%
Equity	19.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099628 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series NAV
Trading Symbol	JAIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series NAV/JAIJX)	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series NAV/JAIJX) returned 16.84% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series NAV/JAIJX)	16.84%	7.86%	8.96%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,183,371,691
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,869,916
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,183,371,691
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,869,916
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.5%
Fixed income	29.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099627 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series II
Trading Symbol	JAIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series II/JAIKX)	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series II/JAIKX) returned 16.51% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series II/JAIKX)	16.51%	7.58%	8.69%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,183,371,691
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,869,916
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,183,371,691
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,869,916
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.5%
Fixed income	29.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099626 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series I
Trading Symbol	JHGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series I/JHGPX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series I/JHGPX) returned 16.72% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series I/JHGPX)	16.72%	7.79%	8.90%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,183,371,691
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,869,916
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,183,371,691
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,869,916
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.5%
Fixed income	29.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099629 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series I
Trading Symbol	JHMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series I/JHMPX)	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series I/JHMPX) returned 12.67% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series I/JHMPX)	12.67%	4.25%	6.04%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,223,890
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 53,296
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$270,223,890
Total number of portfolio holdings	3
Total advisory fees paid (net)	$53,296
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099630 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series II
Trading Symbol	JAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series II/JAIPX)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series II/JAIPX) returned 12.48% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series II/JAIPX)	12.48%	4.05%	5.84%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,223,890
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 53,296
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$270,223,890
Total number of portfolio holdings	3
Total advisory fees paid (net)	$53,296
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099631 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series NAV
Trading Symbol	JAIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series NAV/JAIOX) returned 12.69% for the year ended December 31, 2025. Global equity markets generated positive returns during the year, with performance contributions varying across regions and sectors. While large capitalization technology oriented companies supported equity returns, market leadership broadened over the period. Value oriented stocks and developed markets international equities also posted gains. Fixed income markets recorded positive performance, with credit oriented and shorter duration securities generally outperforming other segments.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | International and U.S. large-cap stocks were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
No allocation detractors | There were no allocation detractors from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	12.69%	4.30%	6.10%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 270,223,890
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 53,296
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$270,223,890
Total number of portfolio holdings	3
Total advisory fees paid (net)	$53,296
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000111804 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Equity Allocation Trust
Class Name	Series NAV
Trading Symbol	JAFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Equity Allocation Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Equity Allocation Trust (Series NAV/JAFVX)	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Equity Allocation Trust (Series NAV/JAFVX) returned 20.70% for the year ended December 31, 2025. Major U.S. stock market indexes rose during the period. Global equities and emerging markets also posted strong gains. Equities struggled early in the year amid concerns that President Trump’s tariffs on imports from major trading partners would lead to higher prices of goods sold in the U.S. and contribute to inflation pressures. After plunging at the beginning of April following President Trump’s proposed tariffs, the market rallied after President Trump declared a 90-day pause on these tariffs for many countries and began negotiating trade deals. Equities continued rising for the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, investors favored artificial intelligence-related businesses and other high-growth companies, and Congress passed tax legislation which was viewed by market participants as supportive of economic activity. In addition, the U.S. Federal Reserve resumed short-term interest rate cuts despite elevated inflation, lowering rates in September, October, and December.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector was the largest positive contributor to absolute fund performance which was led by holdings in NVIDIA Corp.
Financials | The financials sector also contributed to performance by posting positive returns for the period driven by JPMorgan Chase & Co., Banco Santander SA, and HSBC Holdings PLC.
Other contributors | The industrials, communication services and health care sectors were other contributing sectors to absolute performance.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Individual holdings | Novo Nordisk A/S and UnitedHealth Group Inc. detracted the most from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Equity Allocation Trust (Series NAV/JAFVX)	20.70%	11.34%	11.67%
S&P 500 Index	17.88%	14.42%	14.82%
30%% MSCI EAFE Index/ 70% Russell 3000 Index	21.35%	11.97%	12.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,942,837,630
Holdings Count | Holding	3,343
Advisory Fees Paid, Amount	$ 33,913,062
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,942,837,630
Total number of portfolio holdings	3,343
Total advisory fees paid (net)	$33,913,062
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	4.0%
Apple, Inc.	3.5%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc., Class C	1.3%
Meta Platforms, Inc., Class A	1.3%
Tesla, Inc.	1.1%
Berkshire Hathaway, Inc., Class B	0.8%

Sector Composition
Information technology	22.1%
Financials	17.3%
Industrials	13.0%
Health care	10.1%
Consumer discretionary	9.8%
Communication services	7.2%
Consumer staples	5.3%
Materials	3.4%
Energy	3.0%
Utilities	2.7%
Real estate	2.2%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	4.0%
Apple, Inc.	3.5%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc., Class C	1.3%
Meta Platforms, Inc., Class A	1.3%
Tesla, Inc.	1.1%
Berkshire Hathaway, Inc., Class B	0.8%